UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: August 31, 2020

*

This Form N-CSR pertains only to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report
August 31, 2020
MFS®  Diversified Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
DIF-SEM

MFS® Diversified Income Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings in early 2020 as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of U.S. states. However, a great deal of uncertainty remains. While policymakers and public health officials have learned a great deal about combating the virus, much remains unknown at a time when the risks are rising for a second wave of infection. Political uncertainty is heightened as well, as the pandemic has caused many jurisdictions in the United States to adopt mail-in voting for the first time, raising questions over whether ballots in the November elections will be counted as quickly as they have been in the past.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
October 19, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
U.S. Treasury Note 2 yr Future - DEC 2020	1.7%
Prologis, Inc., REIT	1.5%
Fannie Mae, 3.5%, 30 Years	1.3%
Equinix, Inc., REIT	1.2%
Fannie Mae, 3%, 30 Years	1.1%
Fannie Mae, 2.5%, 30 Years	0.9%
Welltower, Inc., REIT	0.9%
Fannie Mae, 4%, 30 Years	0.9%
STORE Capital Corp., REIT	0.8%
Extra Space Storage, Inc., REIT	0.8%
GICS equity sectors (g)(i)
Real Estate	15.5%
Financials	2.8%
Health Care	2.8%
Consumer Staples	2.0%
Information Technology	2.0%
Industrials	1.4%
Communication Services	1.2%
Energy	1.0%
Consumer Discretionary	0.9%
Utilities	0.8%
Materials	0.6%
Fixed income sectors (i)
High Yield Corporates	27.3%
Emerging Markets Bonds	16.0%
Mortgage-Backed Securities	14.0%
U.S. Treasury Securities	8.9%
Commercial Mortgage-Backed Securities	0.9%
Investment Grade Corporates	0.9%
Municipal Bonds	0.6%
Collateralized Debt Obligations	0.3%
U.S. Government Agencies	0.2%
Floating Rate Loans	0.2%
Non-U.S. Government Bonds	0.1%
Asset-Backed Securities (o)	0.0%

Portfolio Composition - continued
Composition including fixed income credit quality (a)(i)
AAA	1.1%
AA	1.6%
A	1.4%
BBB	5.7%
BB	19.5%
B	12.8%
CCC	4.2%
CC (o)	0.0%
C (o)	0.0%
D (o)	0.0%
U.S. Government	14.2%
Federal Agencies	5.8%
Not Rated	18.7%
Non-Fixed Income	15.6%
Cash & Cash Equivalents	2.4%
Other	(3.0)%
Issuer country weightings (i)(x)
United States	71.9%
Canada	2.3%
China	1.6%
Switzerland	1.4%
Japan	1.1%
United Kingdom	1.0%
France	1.0%
Ukraine	0.9%
India	0.9%
Other Countries	17.9%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Portfolio Composition - continued
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of August 31, 2020.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period, March 1, 2020 through August 31, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/20	Ending Account Value 8/31/20	Expenses Paid During Period (p) 3/01/20-8/31/20
A	Actual	0.99%	$1,000.00	$1,002.13	$5.00
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	1.74%	$1,000.00	$998.37	$8.76
	Hypothetical (h)	1.74%	$1,000.00	$1,016.43	$8.84
I	Actual	0.74%	$1,000.00	$1,002.59	$3.74
	Hypothetical (h)	0.74%	$1,000.00	$1,021.48	$3.77
R1	Actual	1.74%	$1,000.00	$997.58	$8.76
	Hypothetical (h)	1.74%	$1,000.00	$1,016.43	$8.84
R2	Actual	1.24%	$1,000.00	$1,000.09	$6.25
	Hypothetical (h)	1.24%	$1,000.00	$1,018.95	$6.31
R3	Actual	0.99%	$1,000.00	$1,002.13	$5.00
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R4	Actual	0.74%	$1,000.00	$1,003.38	$3.74
	Hypothetical (h)	0.74%	$1,000.00	$1,021.48	$3.77
R6	Actual	0.64%	$1,000.00	$1,003.87	$3.23
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 38.1%
Asset-Backed & Securitized – 1.3%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 7% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	$2,998,633	$ 2,951,755
Benchmark Mortgage Trust 2020-B18, “A5”, 1.925%, 8/15/2053	1,701,492	1,749,289
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053	2,150,000	2,388,485
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050	516,820	519,325
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	2,850,000	3,066,271
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	771,605	868,919
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.007%, 12/15/2072 (i)	9,514,352	618,914
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	1,665,893	1,860,329
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,574,000	2,776,329
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	2,000,261
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	64,092
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.295% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	2,267,245	2,237,292
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,911,825
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	220,408	221,648
GS Mortgage Securities Trust, 2020-GC45, “A5”, 3.5%, 2/13/2053	1,421,853	1,568,537
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	2,058,356
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,261,785	2,215,500
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.305% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,341,091
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	700,873	789,270
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.031%, 12/15/2051 (i)	10,047,857	575,310

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 1.075% (LIBOR - 3mo. + 0.8%), 1/15/2028	$937,785	$ 927,532
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.603% (LIBOR - 3mo. + 1.35%), 2/20/2028	1,308,942	1,271,180
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.475% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,026,203	1,994,070
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,505,000	1,713,616
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,116,848	1,231,021
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	2,500,000	2,807,547
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 2.659%, 1/15/2052 (i)(n)	5,918,881	374,629
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	3,335,874	3,757,910
		$46,860,303
Automotive – 0.1%
Hyundai Capital America, 2.85%, 11/01/2022	$1,689,000	$ 1,748,806
Hyundai Capital America, 2.375%, 2/10/2023	789,000	809,825
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)	1,474,000	1,532,448
		$4,091,079
Broadcasting – 0.2%
Prosus N.V., 3.68%, 1/21/2030 (n)	$3,166,000	$ 3,445,450
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	1,220,363
Weibo Corp., 3.375%, 7/08/2030	1,657,000	1,729,890
		$6,395,703
Building – 0.0%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)	$841,000	$ 911,434
Business Services – 0.2%
Tencent Holdings Ltd., 3.595%, 1/19/2028	$1,852,000	$ 2,061,069
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	3,235,000	3,356,221
		$5,417,290
Cable TV – 0.1%
Cable Onda S.A., 4.5%, 1/30/2030 (n)	$1,842,000	$ 1,976,466
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)	1,467,000	1,533,015
VTR Finance N.V., 6.375%, 7/15/2028 (n)	887,000	946,872
		$4,456,353

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.0%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	$1,352,000	$ 1,250,600
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	293,000	271,025
		$1,521,625
Conglomerates – 0.1%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	$5,300,000	$ 5,016,132
Consumer Services – 0.2%
Alibaba Group Holding Ltd., 3.4%, 12/06/2027	$3,224,000	$ 3,651,610
Conservation Fund, 3.474%, 12/15/2029	1,031,000	1,113,807
JD.com, Inc., 3.375%, 1/14/2030	1,160,000	1,269,282
		$6,034,699
Containers – 0.1%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)	$2,724,000	$ 2,758,050
San Miguel Industrias PET S.A., 4.5%, 9/18/2022	1,606,000	1,626,075
		$4,384,125
Emerging Market Quasi-Sovereign – 3.6%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029	$1,023,000	$ 1,164,966
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	3,830,000	4,672,294
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)	2,820,477	3,148,385
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048	796,463	889,060
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	281,000	345,630
Autoridad del Canal de Panama, 4.95%, 7/29/2035	1,220,000	1,500,600
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023	1,500,000	1,516,875
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	1,418,000	1,490,687
Banco Nacional de Panama, 2.5%, 8/11/2030 (n)	1,174,000	1,185,482
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025	1,720,000	1,771,600
CDBL Funding 1 (People's Republic of China), 4.25%, 12/02/2024	854,000	940,194
Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030 (n)	2,348,000	2,383,243
China Construction Bank Corp., 4.25%, 2/27/2029	1,764,000	1,901,544
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034 (n)	636,000	737,766
Development Bank of Kazakhstan, 4.125%, 12/10/2022	1,663,000	1,751,505
DP World Salaam (United Arab Emirates), 6% to 1/1/2026, FLR (CMT - 5yr. + 5.75%) to 1/1/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070	1,707,000	1,813,858
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	1,694,000	1,993,838

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)		$2,469,000	$ 2,680,696
Empresas Publicas de Medellin E.S.P., 4.25%, 7/18/2029		448,000	452,502
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)		1,193,000	1,211,969
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		3,292,000	3,521,176
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		2,885,000	2,952,855
Eskom Holdings SOC Ltd. (Republic of South Africa), 8.45%, 8/10/2028		1,926,000	1,850,481
Export-Import Bank of India, 3.875%, 2/01/2028 (n)		4,212,000	4,460,719
Fondo MIVIVIENDA S.A., 3.5%, 1/31/2023		640,000	664,006
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		1,259,000	1,328,245
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025		1,689,000	1,924,404
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		4,335,000	5,192,983
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		1,707,000	1,884,221
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		2,468,000	2,591,499
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		2,464,000	2,652,294
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)		910,000	1,095,522
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		4,148,000	4,053,496
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026		416,000	406,522
NTPC Ltd. (Republic of India), 7.375%, 8/10/2021	INR	120,000,000	1,620,385
NTPC Ltd. (Republic of India), 7.25%, 5/03/2022		90,000,000	1,220,091
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044		$2,448,000	3,136,280
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		1,877,000	2,106,932
Petroleos del Peru S.A., 5.625%, 6/19/2047		2,309,000	2,816,980
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)		1,544,000	1,520,994
Petroleos Mexicanos, 6.49%, 1/23/2027		1,889,000	1,860,854
Petroleos Mexicanos, 6.84%, 1/23/2030 (n)		2,208,000	2,128,512
Petroleos Mexicanos, 7.69%, 1/23/2050		5,408,000	4,853,680
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)		2,222,000	2,517,292
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023		1,768,200	1,811,079
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		1,066,000	1,092,650

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
PT Indonesia Asahan Aluminium (Persero), 4.75%, 5/15/2025 (n)	$1,905,000	$ 2,086,439
PT Indonesia Asahan Aluminium (Persero), 5.45%, 5/15/2030 (n)	3,370,000	3,942,900
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)	1,191,000	1,451,531
PT Pertamina (Persero) (Republic of Indonesia), 6.45%, 5/30/2044	1,662,000	2,193,840
PT Perusahaan Listrik Negara (Republic of Indonesia), 6.15%, 5/21/2048 (n)	1,317,000	1,728,562
PTT Treasury Center Co. Ltd. (Kingdom of Thailand), 3.7%, 7/16/2070 (n)	1,999,000	2,057,261
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)	5,170,000	6,166,259
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027	7,145,000	8,013,832
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023	3,933,000	4,138,035
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	2,267,000	2,816,784
Transnet SOC Ltd. (Republic of South Africa), 4%, 7/26/2022	1,603,000	1,593,626
		$131,005,915
Emerging Market Sovereign – 7.6%
Arab Republic of Egypt, 6.125%, 1/31/2022	$7,492,000	$ 7,695,258
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)	1,218,000	1,257,780
Arab Republic of Egypt, 5.875%, 6/11/2025	2,005,000	2,063,706
Arab Republic of Egypt, 7.5%, 1/31/2027	1,900,000	2,029,238
Arab Republic of Egypt, 6.588%, 2/21/2028	1,753,000	1,766,042
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)	1,396,000	1,463,762
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)	3,472,000	3,528,628
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)	1,710,000	1,778,434
Dominican Republic, 6.875%, 1/29/2026	3,004,000	3,329,934
Dominican Republic, 5.95%, 1/25/2027	3,057,000	3,275,575
Dominican Republic, 6%, 7/19/2028 (n)	3,561,000	3,835,197
Emirate of Abu Dhabi, 1.7%, 3/02/2031 (n)	2,166,000	2,159,095
Emirate of Abu Dhabi, 3.125%, 9/30/2049 (n)	1,675,000	1,800,625
Emirate of Abu Dhabi, 3.875%, 4/16/2050 (n)	2,122,000	2,582,699
Federal Republic of Nigeria, 7.625%, 11/21/2025	1,042,000	1,104,437
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)	2,571,000	2,549,249
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)	1,113,000	1,121,570
Federal Republic of Nigeria, 7.875%, 2/16/2032	1,417,000	1,432,020
Federal Republic of Nigeria, 7.696%, 2/23/2038	1,937,000	1,879,781

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Finance Department Government of Sharjah, 4%, 7/28/2050 (n)		$991,000	$ 1,060,053
Gabonese Republic, 6.625%, 2/06/2031 (n)		1,794,000	1,731,166
Government of Jamaica, 8%, 3/15/2039		5,375,000	7,113,812
Government of Jamaica, 7.875%, 7/28/2045		3,225,000	4,231,200
Government of Ukraine, 7.75%, 9/01/2024 (n)		2,600,000	2,749,812
Government of Ukraine, 7.75%, 9/01/2025		6,940,000	7,312,428
Government of Ukraine, 7.75%, 9/01/2026		3,434,000	3,622,458
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	1,074,000	1,101,544
Government of Ukraine, 7.375%, 9/25/2032		$1,708,000	1,729,138
Government of Ukraine, 7.253%, 3/15/2033 (n)		1,727,000	1,723,822
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		6,063,000	5,773,686
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		2,432,000	2,460,290
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	82,019,000	1,935,425
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$7,688,000	9,206,457
Perusahaan Penerbit SBSN Indonesia III, 2.3%, 6/23/2025 (n)		983,000	1,018,634
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		1,512,000	1,572,238
Republic of Angola, 9.5%, 11/12/2025		2,321,000	2,135,320
Republic of Angola, 9.375%, 5/08/2048		2,905,000	2,388,665
Republic of Argentina, 5.875%, 1/11/2028 (a)		4,432,000	1,965,636
Republic of Colombia, 4.5%, 1/28/2026		1,151,000	1,278,197
Republic of Colombia, 3.875%, 4/25/2027		1,350,000	1,470,163
Republic of Colombia, 3%, 1/30/2030		2,982,000	3,071,460
Republic of Colombia, 3.125%, 4/15/2031		2,396,000	2,485,850
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,432,000	2,751,137
Republic of Cote d'Ivoire, 5.875%, 10/17/2031		1,678,000	1,910,930
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		2,193,000	2,500,507
Republic of Croatia, 2.75%, 1/27/2030		1,000,000	1,376,971
Republic of Croatia, 1.5%, 6/17/2031		1,210,000	1,490,449
Republic of Ecuador, 0.5%, 7/31/2040 (a)		$1,350,000	698,625
Republic of Ecuador, 0.5%, 7/31/2040 (a)		4,731,000	2,649,360
Republic of Ecuador, 0.5%, 7/31/2040 (a)		2,758,000	1,396,265
Republic of Ecuador, 0.5%, 7/31/2040 (a)		1,363,000	705,352
Republic of Ecuador, 0.5%, 7/31/2040 (a)		476,000	248,710
Republic of El Salvador, 7.125%, 1/20/2050		2,745,000	2,352,465
Republic of Ghana, 7.875%, 2/11/2035 (n)		2,176,000	1,986,893
Republic of Guatemala, 4.9%, 6/01/2030 (n)		1,887,000	2,126,649
Republic of Guatemala, 4.9%, 6/01/2030		4,648,000	5,238,296
Republic of Guatemala, 5.375%, 4/24/2032 (n)		880,000	1,031,800
Republic of Guatemala, 6.125%, 6/01/2050		1,325,000	1,638,362
Republic of Hungary, 5.375%, 3/25/2024		2,906,000	3,341,429
Republic of Hungary, 1.75%, 6/05/2035	EUR	2,896,000	3,630,052
Republic of India, 7.27%, 4/08/2026	INR	269,280,000	3,902,333

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of India, 7.26%, 1/14/2029	INR	283,120,000	$ 4,070,205
Republic of Indonesia, 4.35%, 1/08/2027		$3,993,000	4,586,999
Republic of Indonesia, 3.5%, 1/11/2028		1,066,000	1,172,877
Republic of Indonesia, 2.85%, 2/14/2030		2,187,000	2,306,498
Republic of Kenya, 7%, 5/22/2027 (n)		1,709,000	1,711,215
Republic of Kenya, 8%, 5/22/2032 (n)		2,010,000	2,060,994
Republic of Kenya, 8%, 5/22/2032		2,759,000	2,828,996
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	1,983,870
Republic of Panama, 3.75%, 4/17/2026		1,641,000	1,749,634
Republic of Panama, 3.16%, 1/23/2030		2,847,000	3,101,095
Republic of Paraguay, 4.7%, 3/27/2027		874,000	1,001,167
Republic of Paraguay, 4.95%, 4/28/2031 (n)		1,594,000	1,841,070
Republic of Paraguay, 6.1%, 8/11/2044		4,048,000	5,400,032
Republic of Paraguay, 5.6%, 3/13/2048		2,452,000	3,127,551
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,944,000	2,447,515
Republic of Romania, 2%, 1/28/2032	EUR	1,150,000	1,294,142
Republic of Rwanda, 6.625%, 5/02/2023		$1,417,000	1,450,640
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	1,883,000	2,217,282
Republic of Senegal, 6.75%, 3/13/2048		$1,061,000	1,054,348
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	1,566,000	1,997,246
Republic of Serbia, 1.5%, 6/26/2029		1,029,000	1,185,605
Republic of Serbia, 1.5%, 6/26/2029 (n)		2,632,000	3,032,568
Republic of South Africa, 4.85%, 9/27/2027		$1,734,000	1,742,670
Republic of South Africa, 4.85%, 9/30/2029		1,946,000	1,897,078
Republic of South Africa, 8%, 1/31/2030	ZAR	37,114,000	2,016,056
Republic of South Africa, 8.25%, 3/31/2032		63,469,000	3,253,397
Republic of Sri Lanka, 6.125%, 6/03/2025		$4,379,000	3,765,940
Republic of Sri Lanka, 7.55%, 3/28/2030		2,892,000	2,371,440
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,356,728
Republic of Turkey, 7.25%, 12/23/2023		1,967,000	2,045,680
Republic of Turkey, 5.75%, 3/22/2024		1,608,000	1,583,880
Republic of Turkey, 6.35%, 8/10/2024		1,635,000	1,639,087
Republic of Turkey, 5.6%, 11/14/2024		2,529,000	2,467,829
Russian Federation, 4.75%, 5/27/2026		5,400,000	6,209,374
Russian Federation, 4.25%, 6/23/2027		5,600,000	6,327,306
Russian Federation, 4.375%, 3/21/2029 (n)		4,000,000	4,593,200
Socialist Republic of Romania, 2%, 1/28/2032 (n)	EUR	3,455,000	3,888,053
Socialist Republic of Vietnam, 4.8%, 11/19/2024		$2,602,000	2,907,735
State of Qatar, 4%, 3/14/2029 (n)		6,099,000	7,132,707
State of Qatar, 3.75%, 4/16/2030 (n)		2,457,000	2,861,127
State of Qatar, 5.103%, 4/23/2048 (n)		2,326,000	3,292,607
State of Qatar, 4.817%, 3/14/2049 (n)		1,236,000	1,690,136

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
State of Qatar, 4.817%, 3/14/2049	$2,660,000	$ 3,637,348
		$276,067,996
Energy - Independent – 0.3%
Afren PLC, 11.5%, 2/01/2021 (a)(d)	$200,000	$ 100
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028	1,103,000	1,104,103
Leviathan Bond Ltd., 6.75%, 6/30/2030	1,502,000	1,563,732
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)	1,718,000	1,614,920
PTT Treasury Center Co. Ltd. (Kingdom of Thailand), 2.587%, 6/10/2027 (n)	1,400,000	1,453,084
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	2,119,000	2,273,577
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	1,507,000	1,616,933
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	2,273,000	2,340,235
		$11,966,684
Financial Institutions – 0.1%
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)	$2,255,000	$ 2,226,587
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023 (n)	1,505,000	1,439,056
		$3,665,643
Food & Beverages – 0.4%
BRF S.A., 4.875%, 1/24/2030 (n)	$1,805,000	$ 1,872,688
Camposol S.A., 6%, 2/03/2027 (n)	1,504,000	1,553,812
Central American Bottling Corp., 5.75%, 1/31/2027 (n)	1,742,000	1,837,810
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)	858,750	889,888
Corporacion Lindley S.A., 6.75%, 11/23/2021	757,500	784,967
Gruma S.A.B. de C.V., 4.875%, 12/01/2024	785,000	870,377
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)	1,796,000	1,899,288
JBS Investments II GmbH, 5.75%, 1/15/2028	928,000	981,369
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	1,304,000	1,480,314
MARB BondCo PLC, 6.875%, 1/19/2025	1,679,000	1,750,106
		$13,920,619
Industrial – 0.1%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027	$428,000	$ 367,027
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)	1,470,000	1,418,550
Howard University, Washington D.C., 2.638%, 10/01/2021	181,000	178,813
Howard University, Washington D.C., 2.738%, 10/01/2022	190,000	193,097
Howard University, Washington D.C., 2.801%, 10/01/2023	209,000	214,387
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	230,000	234,895

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$285,000	$ 291,932
		$2,898,701
International Market Sovereign – 0.1%
Government of Bermuda, 2.375%, 8/20/2030 (n)	$1,540,000	$ 1,566,950
Government of Bermuda, 3.375%, 8/20/2050 (n)	1,290,000	1,353,694
		$2,920,644
Internet – 0.0%
Baidu, Inc., 3.075%, 4/07/2025	$641,000	$ 685,626
Local Authorities – 0.0%
Province of Santa Fe, 6.9%, 11/01/2027	$2,012,000	$ 1,408,400
Major Banks – 0.1%
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030 (n)	$2,747,000	$ 2,801,940
UBS Group AG, 3.491%, 5/23/2023 (n)	829,000	869,508
		$3,671,448
Medical & Health Technology & Services – 0.2%
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	$3,192,000	$ 4,147,924
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	1,721,000	2,100,958
Rede D'Or Finance S.à r.l., 4.95%, 1/17/2028	1,496,000	1,531,545
		$7,780,427
Metals & Mining – 0.0%
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)	$2,699,000	$ 985,135
Midstream – 0.1%
Peru LNG, 5.375%, 3/22/2030 (n)	$3,644,000	$ 2,794,329
Mortgage-Backed – 14.0%
Fannie Mae, 3.546%, 10/01/2020	$48,862	$ 48,852
Fannie Mae, 5%, 12/01/2020 - 3/01/2042	5,875,029	6,742,305
Fannie Mae, 6%, 7/01/2021 - 6/01/2038	245,855	286,398
Fannie Mae, 4.5%, 1/01/2023 - 8/01/2046	19,025,205	21,212,898
Fannie Mae, 2.152%, 1/25/2023	773,006	789,562
Fannie Mae, 2.41%, 5/01/2023	217,160	225,933
Fannie Mae, 2.55%, 5/01/2023	187,148	195,376
Fannie Mae, 2.62%, 5/01/2023	257,147	268,911
Fannie Mae, 3.65%, 9/01/2023	763,283	819,536
Fannie Mae, 3.78%, 10/01/2023	449,475	485,255
Fannie Mae, 3.92%, 10/01/2023	987,000	1,071,010
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	46,935,539	50,421,496
Fannie Mae, 2.7%, 7/01/2025	680,000	737,998

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3.59%, 9/01/2026	$353,156	$ 400,816
Fannie Mae, 2.67%, 12/25/2026	3,827,000	4,167,258
Fannie Mae, 3.147%, 3/25/2028	2,027,000	2,284,114
Fannie Mae, 4%, 3/25/2028 - 9/01/2047	30,125,050	32,840,470
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	42,124,915	44,758,086
Fannie Mae, 4.96%, 6/01/2030	1,002,337	1,191,061
Fannie Mae, 2.5%, 11/01/2031 - 7/01/2050	11,203,529	11,841,745
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	1,064,725	111,070
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	75,723	87,304
Fannie Mae, 3%, 2/25/2033 (i)	1,091,560	118,867
Fannie Mae, 5.5%, 5/01/2033 - 4/01/2050	6,402,962	7,487,062
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	2,105,279	2,164,660
Fannie Mae, 1.75%, 10/25/2041	3,035,155	3,109,040
Fannie Mae, 2.75%, 9/25/2042	1,365,695	1,436,194
Fannie Mae, TBA, 2%, 1/11/2028 - 10/01/2050	12,400,000	12,824,116
Fannie Mae, TBA, 2.5%, 9/01/2035 - 10/01/2050	38,505,000	40,459,112
Fannie Mae, TBA, 3%, 9/01/2035 - 9/01/2050	19,775,000	20,835,007
Fannie Mae, TBA, 1.5%, 8/01/2050	1,750,000	1,791,255
Fannie Mae, TBA, 3.5%, 9/01/2050	13,520,655	14,262,707
Fannie Mae, TBA, 4%, 9/01/2050	8,900,000	9,485,801
Freddie Mac, 3.034%, 10/25/2020	82,767	82,814
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	314,020	368,104
Freddie Mac, 2.51%, 11/25/2022	2,731,000	2,841,182
Freddie Mac, 2.637%, 1/25/2023	1,000,000	1,045,049
Freddie Mac, 3.32%, 2/25/2023	1,277,000	1,360,128
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	4,100,883	4,743,687
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,811,707
Freddie Mac, 3.06%, 7/25/2023	226,000	241,005
Freddie Mac, 1.022%, 4/25/2024 (i)	19,746,128	494,818
Freddie Mac, 0.733%, 7/25/2024 (i)	24,418,081	448,819
Freddie Mac, 3.303%, 7/25/2024	5,037,000	5,522,861
Freddie Mac, 3.064%, 8/25/2024	2,626,852	2,855,843
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,856,678	2,072,159
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,764,874
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,314,196
Freddie Mac, 3.023%, 1/25/2025	1,000,000	1,098,515
Freddie Mac, 3.329%, 5/25/2025	5,666,000	6,325,034
Freddie Mac, 3.284%, 6/25/2025	5,000,000	5,574,003
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,012,723	2,210,646
Freddie Mac, 3.01%, 7/25/2025	1,775,000	1,961,783
Freddie Mac, 3.3%, 10/25/2026	2,240,000	2,556,673
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	26,353,510	28,352,793
Freddie Mac, 1.482%, 3/25/2027 (i)	2,188,000	179,420

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.117%, 6/25/2027	$2,114,000	$ 2,407,511
Freddie Mac, 0.427%, 7/25/2027 (i)	45,583,312	1,651,698
Freddie Mac, 0.564%, 8/25/2027 (i)	34,798,365	957,014
Freddie Mac, 0.434%, 1/25/2028 (i)	26,395,437	580,034
Freddie Mac, 1.902%, 1/25/2028 (i)	64,028,474	1,368,481
Freddie Mac, 0.269%, 2/25/2028 (i)	78,995,237	892,117
Freddie Mac, 2.5%, 3/15/2028 - 8/01/2040	640,833	677,102
Freddie Mac, 0.262%, 4/25/2028 (i)	50,658,147	534,393
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	34,629,172	37,268,925
Freddie Mac, 3.854%, 6/25/2028	2,100,000	2,518,678
Freddie Mac, 3.926%, 7/25/2028	1,727,000	2,084,165
Freddie Mac, 3.92%, 9/25/2028	1,525,000	1,847,952
Freddie Mac, 3.78%, 10/25/2028	1,431,154	1,716,751
Freddie Mac, 4.06%, 10/25/2028	1,512,000	1,843,440
Freddie Mac, 1.218%, 7/25/2029 (i)	8,118,614	688,120
Freddie Mac, 1.269%, 8/25/2029 (i)	14,283,964	1,266,681
Freddie Mac, 0.756%, 11/25/2029 (i)	20,203,283	1,057,705
Freddie Mac, 1.916%, 4/25/2030 (i)	3,344,437	517,802
Freddie Mac, 1.985%, 4/25/2030 (i)	8,166,315	1,309,660
Freddie Mac, 1.766%, 5/25/2030 (i)	4,373,949	633,911
Freddie Mac, 1.906%, 5/25/2030 (i)	9,928,903	1,540,686
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	1,536,829	1,788,599
Freddie Mac, 1.436%, 6/25/2030 (i)	3,957,955	467,158
Freddie Mac, 3.424%, 4/25/2032	2,200,000	2,601,892
Freddie Mac, 3.7%, 1/25/2033	675,000	810,013
Freddie Mac, 5.5%, 2/15/2036 (i)	281,421	55,089
Freddie Mac, 6.5%, 5/01/2037	10,207	11,697
Freddie Mac, 4.5%, 12/15/2040 (i)	120,577	11,539
Freddie Mac, 1.75%, 8/15/2041	975,744	999,516
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	1,045,000	1,114,820
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	227,627	266,328
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	3,962,020	4,402,963
Ginnie Mae, 5.708%, 8/20/2034	735,003	848,906
Ginnie Mae, 5.879%, 1/20/2039	987,944	1,154,277
Ginnie Mae, 4%, 5/16/2039 - 4/20/2050	5,072,888	5,447,598
Ginnie Mae, 3.5%, 10/20/2041 (i)	481,991	40,435
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	6,119,876	6,618,778
Ginnie Mae, 4%, 8/16/2042 (i)	520,671	73,872
Ginnie Mae, 2.25%, 9/20/2043	1,544,367	1,572,340
Ginnie Mae, 3%, 4/20/2045 - 8/20/2050	13,480,050	14,237,656
Ginnie Mae, 5%, 1/20/2049	788,134	853,651
Ginnie Mae, 5.87%, 4/20/2058	1,663	1,937
Ginnie Mae, 1.262%, 2/16/2059 (i)	2,788,335	139,941

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, TBA, 3%, 9/01/2050	$2,600,000	$ 2,737,719
Ginnie Mae, TBA, 3.5%, 9/01/2050	8,475,000	8,918,944
Ginnie Mae, TBA, 4%, 9/01/2050	10,625,000	11,316,040
Ginnie Mae, TBA, 2%, 10/01/2050	850,000	878,754
Ginnie Mae, TBA, 2.5%, 10/01/2050 - 7/15/2053	4,925,000	5,181,565
		$508,102,241
Municipals – 0.6%
California Department of Water Resources Rev. (Central Valley Project Water System), “BC”, 1.409%, 12/01/2029	$1,130,000	$ 1,136,938
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 3.411%, 1/01/2043	1,650,000	1,711,133
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	1,580,000	1,791,135
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	6,363,000	6,201,889
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,599,354
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	1,505,000	1,525,167
State of California (Build America Bonds), 7.6%, 11/01/2040	2,320,000	4,238,246
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	1,355,000	1,360,840
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	1,495,000	1,521,222
		$21,085,924
Natural Gas - Pipeline – 0.0%
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)	$1,543,000	$ 1,519,870
Oils – 0.1%
Puma International Financing S.A., 5%, 1/24/2026	$2,372,000	$ 2,070,027
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)	543,000	681,731
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)	2,400,000	2,388,216
		$5,139,974
Other Banks & Diversified Financials – 0.6%
Banco Santander Mexico, S.A., 5.375%, 4/17/2025 (n)	$1,455,000	$ 1,640,512
Banistmo S.A., 4.25%, 7/31/2027 (n)	1,500,000	1,526,400
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031	3,963,000	3,993,040
Bank Mandiri, 3.75%, 4/11/2024	543,000	568,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	$823,000	$ 827,115
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)	1,643,000	1,607,675
ING Groep N.V., 3.15%, 3/29/2022	1,585,000	1,648,863
Kazkommertsbank JSC, 5.5%, 12/21/2022	5,860,998	5,848,807
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	3,783,000	3,934,320
		$21,594,982
Railroad & Shipping – 0.1%
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034	$1,191,623	$ 1,478,804
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)	975,000	1,096,875
		$2,575,679
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$ 783,102
West African Development Bank, 4.7%, 10/22/2031 (n)	1,855,000	1,957,025
		$2,740,127
Telecommunications - Wireless – 0.1%
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	$1,846,000	$ 1,952,145
VEON Holdings B.V., 4%, 4/09/2025 (n)	1,444,000	1,501,760
		$3,453,905
Tobacco – 0.1%
B.A.T. Capital Corp., 2.764%, 8/15/2022	$1,508,000	$ 1,567,226
Transportation - Services – 0.2%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029	$737,000	$ 673,574
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	1,600,000	1,595,766
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024	2,508,000	2,633,425
Rumo Luxembourg S.à r.l., 5.25%, 1/10/2028 (n)	975,000	1,028,625
		$5,931,390
U.S. Government Agencies and Equivalents – 0.2%
AID Tunisia, 2.452%, 7/24/2021	$728,000	$ 728,423
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,112,150
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	2,001,672
Small Business Administration, 6.34%, 5/01/2021	4,252	4,305
Small Business Administration, 6.07%, 3/01/2022	5,934	6,037
Small Business Administration, 5.16%, 2/01/2028	34,739	37,867
Small Business Administration, 2.21%, 2/01/2033	180,921	188,066
Small Business Administration, 2.22%, 3/01/2033	339,505	352,829
Small Business Administration, 3.15%, 7/01/2033	344,269	369,595
Small Business Administration, 3.16%, 8/01/2033	401,299	431,210
Small Business Administration, 3.62%, 9/01/2033	360,903	398,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Tennessee Valley Authority, 0.75%, 5/15/2025	$1,502,000	$ 1,525,605
		$7,156,110
U.S. Treasury Obligations – 5.8%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$ 149,009
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	4,112,200
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,349,000	2,073,824
U.S. Treasury Bonds, 4.5%, 8/15/2039	401,000	632,671
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	12,347,230
U.S. Treasury Bonds, 2.875%, 5/15/2043	17,378,300	22,627,090
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	22,551,000	27,683,114
U.S. Treasury Bonds, 2.875%, 11/15/2046	11,828,000	15,610,188
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027	12,726,599	14,153,121
U.S. Treasury Notes, 3.125%, 5/15/2021	3,748,000	3,825,303
U.S. Treasury Notes, 1.75%, 11/30/2021	22,287,000	22,725,775
U.S. Treasury Notes, 1.75%, 6/15/2022	16,900,000	17,383,239
U.S. Treasury Notes, 2.5%, 8/15/2023	7,225,000	7,724,541
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,551,518
U.S. Treasury Notes, 2.5%, 5/15/2024	4,680,000	5,079,628
U.S. Treasury Notes, 2.875%, 7/31/2025	1,948,000	2,196,218
U.S. Treasury Notes, 2.625%, 12/31/2025	13,800,000	15,489,961
U.S. Treasury Notes, 2%, 11/15/2026	8,336,000	9,150,062
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	10,022,282
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	9,368,423
		$210,905,397
Utilities - Electric Power – 1.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$3,526,000	$ 3,787,615
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	3,109,375	3,086,392
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079	1,802,000	1,913,215
AES Gener S.A., 6.35% to 4/7/2025, FLR (CMT - 5yr. + 4.917%) to 4/7/2030, FLR (CMT - 5yr. + 5.167%) to 4/7/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,885,000	1,970,768
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,897,000	1,973,923
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	3,114,000	3,191,850
China Southern Power Grid International Finance Co. Ltd., 3.5%, 5/08/2027	998,000	1,098,231
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,073,000	2,144,653
Energuate Trust, 5.875%, 5/03/2027	1,613,000	1,677,843
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	2,824,000	3,138,062

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	$2,062,000	$ 2,237,270
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)	901,000	953,483
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	2,190,000	2,205,086
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	1,083,000	1,090,460
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	1,670,000	1,684,113
Termocandelaria Power Ltd., 7.875%, 1/30/2029 (n)	2,495,000	2,663,437
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,559,040
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,841,480
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	4,128,636
Virginia Electric & Power Co., 3.5%, 3/15/2027	813,000	925,043
		$44,270,600
Utilities - Water – 0.1%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)	$1,617,000	$ 1,687,760
Aegea Finance S.à r.l., 5.75%, 10/10/2024	1,716,000	1,791,092
		$3,478,852
Total Bonds (Identified Cost, $1,310,393,415)		$ 1,384,382,587
Common Stocks – 30.2%
Aerospace – 0.2%
Lockheed Martin Corp.	18,747	$ 7,316,204
Automotive – 0.4%
Magna International, Inc.	257,500	$ 12,539,886
PT United Tractors Tbk	1,049,300	1,657,263
		$14,197,149
Biotechnology – 0.1%
Biogen, Inc. (a)	7,678	$ 2,208,500
Brokerage & Asset Managers – 0.1%
IG Group Holdings PLC	79,253	$ 836,408
Invesco Ltd.	163,630	1,669,026
		$2,505,434
Business Services – 0.1%
Thomson Reuters Corp.	37,105	$ 2,836,462
Computer Software – 0.3%
Adobe Systems, Inc. (a)	5,693	$ 2,922,729
Microsoft Corp.	42,085	9,491,430
		$12,414,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 0.4%
Hitachi Ltd.	361,200	$ 11,993,585
Hon Hai Precision Industry Co. Ltd.	1,613,000	4,220,571
		$16,214,156
Construction – 2.2%
American Homes 4 Rent, “A”, REIT	930,484	$ 26,649,062
AvalonBay Communities, Inc., REIT	166,575	26,328,844
ICA Tenedora S.A. de C.V. (a)	560,019	1,038,422
Mid-America Apartment Communities, Inc., REIT	227,363	26,628,755
		$80,645,083
Consumer Products – 0.5%
Kimberly-Clark Corp.	121,608	$ 19,184,878
Containers – 0.1%
Amcor PLC	190,668	$ 2,108,788
Electrical Equipment – 0.6%
Schneider Electric SE	167,790	$ 20,774,091
Electronics – 1.1%
Intel Corp.	243,421	$ 12,402,300
Samsung Electronics Co. Ltd.	106,180	4,826,770
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	291,547	23,105,100
		$40,334,170
Energy - Independent – 0.2%
China Shenhua Energy Co. Ltd.	807,500	$ 1,340,158
CNOOC Ltd.	1,219,000	1,376,230
Frontera Energy Corp.	72,682	152,429
Valero Energy Corp.	72,309	3,802,730
		$6,671,547
Energy - Integrated – 0.5%
China Petroleum & Chemical Corp.	22,088,000	$ 10,151,309
Eni S.p.A.	161,708	1,505,199
Galp Energia SGPS S.A.	387,263	4,146,323
LUKOIL PJSC, ADR	54,763	3,745,789
		$19,548,620
Food & Beverages – 0.9%
General Mills, Inc.	260,338	$ 16,648,615
J.M. Smucker Co.	105,186	12,641,253
PepsiCo, Inc.	24,681	3,456,821
		$32,746,689

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.0%
BIM Birlesik Magazalar A.S.	123,896	$ 1,145,122
Insurance – 0.9%
BB Seguridade Participacoes S.A.	210,500	$ 1,013,597
Equitable Holdings, Inc.	264,108	5,596,449
Manulife Financial Corp.	720,621	10,629,622
MetLife, Inc.	108,355	4,167,333
Prudential Financial, Inc.	21,866	1,481,859
Samsung Fire & Marine Insurance Co. Ltd.	11,780	1,849,197
Zurich Insurance Group AG	23,141	8,550,356
		$33,288,413
Leisure & Toys – 0.1%
Activision Blizzard, Inc.	36,601	$ 3,056,916
Electronic Arts, Inc. (a)	12,992	1,811,994
		$4,868,910
Machinery & Tools – 0.4%
Eaton Corp. PLC	146,563	$ 14,964,082
Zhengzhou Yutong Bus Co., Ltd., “A”	647,475	1,340,068
		$16,304,150
Major Banks – 1.0%
ABSA Group Ltd.	598,108	$ 2,725,689
BOC Hong Kong Holdings Ltd.	996,500	2,803,690
China Construction Bank Corp.	12,222,000	8,608,508
DBS Group Holdings Ltd.	821,600	12,578,464
State Street Corp.	129,919	8,846,185
UBS Group AG	96,647	1,174,476
		$36,737,012
Medical & Health Technology & Services – 0.2%
HCA Healthcare, Inc.	35,638	$ 4,836,790
McKesson Corp.	27,587	4,232,949
		$9,069,739
Metals & Mining – 0.3%
Fortescue Metals Group Ltd.	250,830	$ 3,185,991
MMC Norilsk Nickel PJSC, ADR	64,273	1,674,312
POSCO	8,104	1,258,682
Rio Tinto PLC	78,477	4,862,306
		$10,981,291

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	273,932	$ 4,810,246
Equitrans Midstream Corp.	201,138	2,067,698
Magellan Midstream Partners LP	35,376	1,344,642
Plains All American Pipeline LP	137,513	973,592
		$9,196,178
Network & Telecom – 2.0%
CoreSite Realty Corp., REIT	121,189	$ 14,839,593
Equinix, Inc., REIT	55,352	43,715,903
QTS Realty Trust, Inc., REIT, “A”	199,454	13,526,970
		$72,082,466
Other Banks & Diversified Financials – 0.2%
Citigroup, Inc.	116,579	$ 5,959,519
Pharmaceuticals – 2.4%
AbbVie, Inc.	55,500	$ 5,315,235
Bayer AG	179,547	11,900,134
Bristol-Myers Squibb Co.	124,724	7,757,833
Eli Lilly & Co.	87,590	12,997,480
Merck & Co., Inc.	181,430	15,470,536
Novartis AG	80,507	6,950,347
Roche Holding AG	78,004	27,242,506
		$87,634,071
Railroad & Shipping – 0.1%
Kansas City Southern Co.	14,445	$ 2,629,568
Real Estate – 10.9%
Alexandria Real Estate Equities, Inc., REIT	132,262	$ 22,270,276
Boardwalk, REIT (l)	379,846	8,806,335
Brixmor Property Group, Inc., REIT	1,276,981	15,068,376
Corporate Office Properties Trust, REIT	567,618	13,986,108
Easterly Government Properties, REIT	43,641	1,055,676
Empire State Realty Trust, REIT, “A”	1,161,784	7,319,239
EPR Properties, REIT	98,588	3,185,378
Equity Lifestyle Properties, Inc., REIT	387,946	25,716,940
Extra Space Storage, Inc., REIT	269,387	28,703,185
Farmland Partners, Inc., REIT	301,707	2,018,420
Global Medical, Inc., REIT	45,493	581,855
Host Hotels & Resorts, Inc., REIT	1,298,420	14,581,257
Industrial Logistics Properties Trust, REIT	291,213	6,281,464
Longfor Properties Co. Ltd.	443,500	2,341,135
Medical Properties Trust, Inc., REIT	727,455	13,516,114
Prologis, Inc., REIT	519,359	52,901,908

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Rayonier, Inc., REIT	219,830	$ 6,436,622
Spirit Realty Capital, Inc., REIT	57,599	2,045,340
STAG Industrial, Inc., REIT	659,704	21,308,439
STORE Capital Corp., REIT	1,101,885	29,794,970
Sun Communities, Inc., REIT	175,624	26,182,026
Urban Edge Properties, REIT	1,604,669	16,945,305
VICI Properties, Inc., REIT	1,075,938	24,036,455
W.P. Carey, Inc., REIT	226,359	15,702,524
Welltower, Inc., REIT	581,851	33,468,070
		$394,253,417
Restaurants – 0.1%
Greggs PLC	127,065	$ 2,406,833
Specialty Chemicals – 0.2%
Nitto Denko Corp.	29,100	$ 1,764,968
PTT Global Chemical PLC	3,981,200	5,916,315
		$7,681,283
Specialty Stores – 0.5%
Target Corp.	130,024	$ 19,660,929
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT	69,950	$ 17,428,043
KDDI Corp.	590,900	17,135,643
Mobile TeleSystems PJSC, ADR	113,242	1,055,415
Vodafone Group PLC	6,782,169	10,103,222
		$45,722,323
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	156,776	$ 2,563,114
Koninklijke KPN N.V.	710,951	1,863,964
TELUS Corp.	303,643	5,591,678
		$10,018,756
Tobacco – 0.6%
British American Tobacco PLC	239,751	$ 8,116,337
Imperial Brands PLC	213,376	3,573,937
Japan Tobacco, Inc.	466,000	8,706,612
		$20,396,886
Utilities - Electric Power – 0.7%
AltaGas Ltd.	91,681	$ 1,185,769
ENGIE Energía Brasil S.A.	90,100	701,098
Exelon Corp.	246,970	9,115,663

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Iberdrola S.A.	561,013	$ 7,063,065
Transmissora Alianca de Energia Eletrica S.A., IEU	117,917	607,181
Xcel Energy, Inc.	97,985	6,807,508
		$25,480,284
Total Common Stocks (Identified Cost, $910,690,927)		$ 1,095,223,080
Convertible Preferred Stocks – 0.2%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%	8,793	$ 1,027,550
Danaher Corp., 4.75%	857	1,227,061
		$2,254,611
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	67,302	$ 2,527,190
Total Convertible Preferred Stocks (Identified Cost, $5,200,550)		$ 4,781,801
Preferred Stocks – 0.1%
Electronics – 0.1%
Samsung Electronics Co. Ltd. (Identified Cost, $3,584,769)	109,896	$ 4,375,078
Investment Companies (h) – 35.1%
Bond Funds – 29.1%
MFS High Yield Pooled Portfolio (v)	116,222,484	$ 1,056,462,385
Money Market Funds – 6.0%
MFS Institutional Money Market Portfolio, 0.1% (v)	219,204,309	$ 219,204,309
Total Investment Companies (Identified Cost, $1,227,783,741)		$ 1,275,666,694

Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Special Products & Services – 0.0%
iShares U.S. Real Estate ETF – September 2020 @ $61 (Premiums Paid, $11,019,600)	Put	Goldman Sachs International	$197,400,000	24,000	$192,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund, 0.08% (j) (Identified Cost, $4,006,086)	4,006,086	$ 4,006,086
Other Assets, Less Liabilities – (3.8)%		(136,805,902)
Net Assets – 100.0%		$3,631,821,424

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,275,666,694 and $2,492,960,632, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $276,849,821, representing 7.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 8/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	8,665,000	USD	1,544,481	Goldman Sachs International	10/02/2020	$35,643
EUR	2,704,000	USD	3,139,602	Morgan Stanley Capital Services, Inc.	10/16/2020	90,379
IDR	43,097,964,000	USD	2,949,491	Barclays Bank PLC	9/03/2020	9,788
IDR	17,472,438,000	USD	1,194,696	JPMorgan Chase Bank N.A.	9/03/2020	5,031
KRW	1,072,996,000	USD	897,086	Barclays Bank PLC	10/06/2020	6,206
KRW	1,746,057,000	USD	1,430,256	JPMorgan Chase Bank N.A.	9/04/2020	39,602
USD	3,274,678	BRL	17,028,000	Barclays Bank PLC	10/02/2020	169,504
USD	2,966,137	IDR	43,097,964,000	Goldman Sachs International	9/03/2020	6,858
USD	4,456,435	IDR	65,130,793,600	Goldman Sachs International	11/02/2020	9,760
USD	5,447,595	ZAR	91,812,151	State Street Bank Corp.	10/16/2020	57,321
						$430,092
Liability Derivatives
EUR	1,074,960	USD	1,284,631	Merrill Lynch International	10/16/2020	$(572)
IDR	65,130,793,600	USD	4,482,505	Goldman Sachs International	9/03/2020	(10,364)
IDR	43,097,964,000	USD	2,948,886	Goldman Sachs International	11/02/2020	(6,458)
USD	1,527,691	EUR	1,315,105	Citibank N.A.	10/16/2020	(43,227)
USD	2,032,358	EUR	1,729,532	HSBC Bank	10/16/2020	(33,601)
USD	23,377,009	EUR	20,509,696	JPMorgan Chase Bank N.A.	10/16/2020	(1,122,220)
USD	1,516,113	EUR	1,275,330	State Street Bank Corp.	10/16/2020	(7,293)
USD	5,613,921	IDR	82,603,231,600	JPMorgan Chase Bank N.A.	9/03/2020	(57,948)
USD	5,016,230	INR	378,364,208	Barclays Bank PLC	9/11/2020	(119,729)
USD	4,480,333	INR	338,646,000	JPMorgan Chase Bank N.A.	9/11/2020	(116,486)
						$(1,517,898)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	46	$8,083,063	December – 2020	$36,513
U.S. Treasury Note 2 yr	Long	USD	279	61,643,742	December – 2020	12,088
U.S. Treasury Note 5 yr	Long	USD	186	23,441,813	December – 2020	16,174
						$64,775
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	100	$13,925,000	December – 2020	$(6,531)
U.S. Treasury Ultra Bond	Long	USD	93	20,544,281	December – 2020	(138,515)
						$(145,046)

Portfolio of Investments (unaudited) – continued
At August 31, 2020, the fund had cash collateral of $1,168,000 and other liquid securities with an aggregate value of $1,327,014 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 8/31/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $3,818,314 of securities on loan (identified cost, $2,244,895,347)	$2,492,960,632
Investments in affiliated issuers, at value (identified cost, $1,227,783,741)	1,275,666,694
Foreign currency, at value (identified cost, $1,427)	1,444
Restricted cash for
Forward foreign currency exchange contracts	1,168,000
Receivables for
Forward foreign currency exchange contracts	430,092
Net daily variation margin on open futures contracts	220,993
Investments sold	4,254,259
TBA sale commitments	6,575,498
Fund shares sold	4,855,954
Interest and dividends	14,635,151
Other assets	74,994
Total assets	$3,800,843,711
Liabilities
Payable to custodian	$90,201
Payables for
Distributions	865,081
Forward foreign currency exchange contracts	1,517,898
Investments purchased	19,786,181
TBA purchase commitments	135,087,739
Fund shares reacquired	5,985,000
Collateral for securities loaned, at value	4,006,086
Payable to affiliates
Investment adviser	233,151
Administrative services fee	5,273
Shareholder servicing costs	1,066,721
Distribution and service fees	105,848
Deferred country tax expense payable	46,609
Accrued expenses and other liabilities	226,499
Total liabilities	$169,022,287
Net assets	$3,631,821,424

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$3,438,037,327
Total distributable earnings (loss)	193,784,097
Net assets	$3,631,821,424
Shares of beneficial interest outstanding	286,539,341

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,515,663,651	119,555,515	$12.68
Class C	583,100,320	46,024,049	12.67
Class I	1,233,325,920	97,317,880	12.67
Class R1	226,893	17,918	12.66
Class R2	1,758,924	138,794	12.67
Class R3	24,452,131	1,928,421	12.68
Class R4	8,289,748	653,746	12.68
Class R6	265,003,837	20,903,018	12.68

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.24 [100 / 95.75 x $12.68]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 8/31/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends from affiliated issuers	$28,300,918
Dividends	25,733,947
Interest	24,765,662
Other	114,073
Income on securities loaned	32,503
Foreign taxes withheld	(1,230,312)
Total investment income	$77,716,791
Expenses
Management fee	$10,814,411
Distribution and service fees	5,037,380
Shareholder servicing costs	1,797,841
Administrative services fee	251,527
Independent Trustees' compensation	20,728
Custodian fee	173,751
Shareholder communications	98,834
Audit and tax fees	37,882
Legal fees	16,107
Miscellaneous	191,707
Total expenses	$18,440,168
Fees paid indirectly	(3,071)
Reduction of expenses by investment adviser and distributor	(204,223)
Net expenses	$18,232,874
Net investment income (loss)	$59,483,917

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,740 country tax)	$(64,560,697)
Affiliated issuers	(7,794,099)
Futures contracts	4,020,376
Forward foreign currency exchange contracts	(1,976,417)
Foreign currency	(273,888)
Net realized gain (loss)	$(70,584,725)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $43,058 increase in deferred country tax)	$(48,066,895)
Affiliated issuers	35,302,954
Futures contracts	(897,059)
Forward foreign currency exchange contracts	(516,710)
Translation of assets and liabilities in foreign currencies	253,591
Net unrealized gain (loss)	$(13,924,119)
Net realized and unrealized gain (loss)	$(84,508,844)
Change in net assets from operations	$(25,024,927)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20
Change in net assets
From operations
Net investment income (loss)	$59,483,917	$108,203,482
Net realized gain (loss)	(70,584,725)	19,607,860
Net unrealized gain (loss)	(13,924,119)	123,180,461
Change in net assets from operations	$(25,024,927)	$250,991,803
Total distributions to shareholders	$(58,001,320)	$(109,438,936)
Change in net assets from fund share transactions	$(284,628,785)	$352,804,556
Total change in net assets	$(367,655,032)	$494,357,423
Net assets
At beginning of period	3,999,476,456	3,505,119,033
At end of period	$3,631,821,424	$3,999,476,456
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$12.86	$12.35	$12.10	$12.28	$11.22	$12.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.37	$0.39	$0.37	$0.39	$0.38
Net realized and unrealized gain (loss)	(0.18)	0.51	0.33	(0.10)	1.08	(1.06)
Total from investment operations	$0.02	$0.88	$0.72	$0.27	$1.47	$(0.68)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.37)	$(0.39)	$(0.39)	$(0.41)	$(0.39)
From net realized gain	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)	(0.41)
Total distributions declared to shareholders	$(0.20)	$(0.37)	$(0.47)	$(0.45)	$(0.41)	$(0.80)
Net asset value, end of period (x)	$12.68	$12.86	$12.35	$12.10	$12.28	$11.22
Total return (%) (r)(s)(t)(x)	0.21(n)	7.20	6.10	2.19	13.26	(5.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.00(a)	0.98	0.99	0.99	1.02	1.06
Expenses after expense reductions (f)(h)	0.99(a)	0.97	0.98	0.98	1.00	1.01
Net investment income (loss)	3.30(a)	2.86	3.21	2.97	3.25	3.17
Portfolio turnover	59(n)	57	36	44	46	62
Net assets at end of period (000 omitted)	$1,515,664	$1,540,570	$1,315,625	$1,343,257	$1,321,135	$1,408,719
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$12.85	$12.35	$12.09	$12.28	$11.22	$12.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.28	$0.30	$0.28	$0.30	$0.29
Net realized and unrealized gain (loss)	(0.19)	0.49	0.34	(0.11)	1.08	(1.06)
Total from investment operations	$(0.03)	$0.77	$0.64	$0.17	$1.38	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.27)	$(0.30)	$(0.30)	$(0.32)	$(0.30)
From net realized gain	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)	(0.41)
Total distributions declared to shareholders	$(0.15)	$(0.27)	$(0.38)	$(0.36)	$(0.32)	$(0.71)
Net asset value, end of period (x)	$12.67	$12.85	$12.35	$12.09	$12.28	$11.22
Total return (%) (r)(s)(t)(x)	(0.16)(n)	6.32	5.40	1.34	12.43	(6.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.75(a)	1.73	1.75	1.74	1.77	1.81
Expenses after expense reductions (f)(h)	1.74(a)	1.72	1.74	1.73	1.75	1.76
Net investment income (loss)	2.59(a)	2.14	2.48	2.23	2.50	2.42
Portfolio turnover	59(n)	57	36	44	46	62
Net assets at end of period (000 omitted)	$583,100	$724,758	$756,643	$931,292	$1,046,946	$939,801
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$12.86	$12.35	$12.09	$12.28	$11.22	$12.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.40	$0.42	$0.40	$0.41	$0.41
Net realized and unrealized gain (loss)	(0.20)	0.51	0.34	(0.11)	1.09	(1.06)
Total from investment operations	$0.02	$0.91	$0.76	$0.29	$1.50	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.40)	$(0.42)	$(0.42)	$(0.44)	$(0.42)
From net realized gain	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)	(0.41)
Total distributions declared to shareholders	$(0.21)	$(0.40)	$(0.50)	$(0.48)	$(0.44)	$(0.83)
Net asset value, end of period (x)	$12.67	$12.86	$12.35	$12.09	$12.28	$11.22
Total return (%) (r)(s)(t)(x)	0.26(n)	7.46	6.45	2.36	13.54	(5.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.75(a)	0.73	0.74	0.74	0.77	0.81
Expenses after expense reductions (f)(h)	0.74(a)	0.72	0.74	0.73	0.75	0.76
Net investment income (loss)	3.57(a)	3.11	3.47	3.23	3.44	3.42
Portfolio turnover	59(n)	57	36	44	46	62
Net assets at end of period (000 omitted)	$1,233,326	$1,425,004	$1,181,300	$1,371,333	$1,434,280	$692,677
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$12.85	$12.34	$12.08	$12.26	$11.21	$12.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.27	$0.31	$0.28	$0.31	$0.29
Net realized and unrealized gain (loss)	(0.20)	0.51	0.33	(0.10)	1.06	(1.05)
Total from investment operations	$(0.04)	$0.78	$0.64	$0.18	$1.37	$(0.76)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.27)	$(0.30)	$(0.30)	$(0.32)	$(0.30)
From net realized gain	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)	(0.41)
Total distributions declared to shareholders	$(0.15)	$(0.27)	$(0.38)	$(0.36)	$(0.32)	$(0.71)
Net asset value, end of period (x)	$12.66	$12.85	$12.34	$12.08	$12.26	$11.21
Total return (%) (r)(s)(t)(x)	(0.24)(n)	6.40	5.40	1.42	12.35	(6.17)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.75(a)	1.73	1.75	1.75	1.77	1.81
Expenses after expense reductions (f)(h)	1.74(a)	1.72	1.74	1.74	1.75	1.76
Net investment income (loss)	2.55(a)	2.12	2.57	2.29	2.55	2.43
Portfolio turnover	59(n)	57	36	44	46	62
Net assets at end of period (000 omitted)	$227	$214	$193	$573	$938	$1,268
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$12.86	$12.35	$12.09	$12.28	$11.22	$12.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.34	$0.36	$0.34	$0.36	$0.35
Net realized and unrealized gain (loss)	(0.20)	0.51	0.34	(0.11)	1.08	(1.06)
Total from investment operations	$(0.01)	$0.85	$0.70	$0.23	$1.44	$(0.71)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.34)	$(0.36)	$(0.36)	$(0.38)	$(0.36)
From net realized gain	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)	(0.41)
Total distributions declared to shareholders	$(0.18)	$(0.34)	$(0.44)	$(0.42)	$(0.38)	$(0.77)
Net asset value, end of period (x)	$12.67	$12.86	$12.35	$12.09	$12.28	$11.22
Total return (%) (r)(s)(t)(x)	0.01(n)	6.93	5.92	1.85	12.98	(5.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25(a)	1.23	1.25	1.24	1.27	1.31
Expenses after expense reductions (f)(h)	1.24(a)	1.22	1.24	1.23	1.25	1.26
Net investment income (loss)	3.12(a)	2.65	2.99	2.73	2.99	2.94
Portfolio turnover	59(n)	57	36	44	46	62
Net assets at end of period (000 omitted)	$1,759	$3,085	$3,486	$4,396	$4,223	$3,139
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$12.86	$12.36	$12.10	$12.28	$11.23	$12.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.37	$0.39	$0.37	$0.39	$0.38
Net realized and unrealized gain (loss)	(0.18)	0.50	0.34	(0.10)	1.07	(1.06)
Total from investment operations	$0.02	$0.87	$0.73	$0.27	$1.46	$(0.68)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.37)	$(0.39)	$(0.39)	$(0.41)	$(0.39)
From net realized gain	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)	(0.41)
Total distributions declared to shareholders	$(0.20)	$(0.37)	$(0.47)	$(0.45)	$(0.41)	$(0.80)
Net asset value, end of period (x)	$12.68	$12.86	$12.36	$12.10	$12.28	$11.23
Total return (%) (r)(s)(t)(x)	0.21(n)	7.11	6.18	2.19	13.16	(5.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.00(a)	0.98	1.00	0.99	1.02	1.07
Expenses after expense reductions (f)(h)	0.99(a)	0.97	0.99	0.98	1.00	1.02
Net investment income (loss)	3.30(a)	2.86	3.21	2.97	3.24	3.19
Portfolio turnover	59(n)	57	36	44	46	62
Net assets at end of period (000 omitted)	$24,452	$24,385	$19,159	$20,013	$19,274	$15,393
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$12.86	$12.36	$12.10	$12.29	$11.23	$12.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.41	$0.41	$0.40	$0.42	$0.41
Net realized and unrealized gain (loss)	(0.19)	0.49	0.35	(0.10)	1.08	(1.06)
Total from investment operations	$0.03	$0.90	$0.76	$0.30	$1.50	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.40)	$(0.42)	$(0.43)	$(0.44)	$(0.42)
From net realized gain	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)	(0.41)
Total distributions declared to shareholders	$(0.21)	$(0.40)	$(0.50)	$(0.49)	$(0.44)	$(0.83)
Net asset value, end of period (x)	$12.68	$12.86	$12.36	$12.10	$12.29	$11.23
Total return (%) (r)(s)(t)(x)	0.34(n)	7.38	6.45	2.36	13.53	(5.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.75(a)	0.73	0.74	0.74	0.77	0.81
Expenses after expense reductions (f)(h)	0.74(a)	0.72	0.73	0.73	0.75	0.76
Net investment income (loss)	3.58(a)	3.15	3.43	3.20	3.50	3.42
Portfolio turnover	59(n)	57	36	44	46	62
Net assets at end of period (000 omitted)	$8,290	$9,783	$10,063	$7,915	$6,179	$5,173
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$12.86	$12.35	$12.10	$12.28	$11.22	$12.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.41	$0.43	$0.38	$0.43	$0.42
Net realized and unrealized gain (loss)	(0.18)	0.51	0.33	(0.06)(g)	1.08	(1.06)
Total from investment operations	$0.04	$0.92	$0.76	$0.32	$1.51	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.41)	$(0.43)	$(0.44)	$(0.45)	$(0.43)
From net realized gain	(0.03)	(0.00)(w)	(0.08)	(0.06)	(0.00)(w)	(0.41)
Total distributions declared to shareholders	$(0.22)	$(0.41)	$(0.51)	$(0.50)	$(0.45)	$(0.84)
Net asset value, end of period (x)	$12.68	$12.86	$12.35	$12.10	$12.28	$11.22
Total return (%) (r)(s)(t)(x)	0.39(n)	7.55	6.46	2.54	13.65	(5.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65(a)	0.64	0.65	0.65	0.67	0.70
Expenses after expense reductions (f)(h)	0.64(a)	0.63	0.64	0.64	0.65	0.65
Net investment income (loss)	3.66(a)	3.19	3.55	3.08	3.57	3.55
Portfolio turnover	59(n)	57	36	44	46	62
Net assets at end of period (000 omitted)	$265,004	$271,679	$218,650	$214,111	$15,036	$11,073

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio's shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds;

Notes to Financial Statements (unaudited) - continued
losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in emerging market issuers. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing

Notes to Financial Statements (unaudited) - continued
service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

Notes to Financial Statements (unaudited) - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$794,763,198	$192,000	$—	$794,955,198
Switzerland	43,917,685	—	—	43,917,685
Canada	41,742,181	—	—	41,742,181
Japan	—	39,600,808	—	39,600,808
United Kingdom	29,899,043	—	—	29,899,043
Taiwan	23,105,100	4,220,571	—	27,325,671
China	—	25,157,408	—	25,157,408
France	20,774,091	—	—	20,774,091
Singapore	—	12,578,464	—	12,578,464
Other Countries	49,452,717	19,168,693	—	68,621,410
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	218,061,507	—	218,061,507
Non - U.S. Sovereign Debt	—	412,734,682	—	412,734,682
Municipal Bonds	—	21,085,924	—	21,085,924
U.S. Corporate Bonds	—	16,320,458	—	16,320,458
Residential Mortgage-Backed Securities	—	508,102,241	—	508,102,241
Commercial Mortgage-Backed Securities	—	35,354,313	—	35,354,313
Asset-Backed Securities (including CDOs)	—	11,505,990	—	11,505,990
Foreign Bonds	—	161,217,472	—	161,217,472
Mutual Funds	1,279,672,780	—	—	1,279,672,780
Total	$2,283,326,795	$1,485,300,531	$—	$3,768,627,326
Other Financial Instruments
Futures Contracts – Assets	$64,775	$—	$—	$64,775
Futures Contracts – Liabilities	(145,046)	—	—	(145,046)
Forward Foreign Currency Exchange Contracts – Assets	—	430,092	—	430,092
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,517,898)	—	(1,517,898)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2020 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$64,775	$(145,046)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	430,092	(1,517,898)
Equity	Purchased Equity Options	192,000	—
Total		$686,867	$(1,662,944)
(a)	Values presented in this table for futures contracts correspond to the values reported in the fund's Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund's Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$4,020,376	$ —
Foreign Exchange	—	(1,976,417)
Total	$4,020,376	$(1,976,417)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(897,059)	$ —	$
Foreign Exchange	—	(516,710)	—
Equity	—	—	(10,827,600)
Total	$(897,059)	$(516,710)	$(10,827,600)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts,

Notes to Financial Statements (unaudited) - continued
if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $3,818,314. The fair value of the fund's investment securities on loan and a related liability of $4,006,086 for cash collateral received on securities loaned are both presented gross in the Statement of

Notes to Financial Statements (unaudited) - continued
Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Loans and Other Direct Debt Instruments —The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs. Debt obligations may be placed on non-accrual

Notes to Financial Statements (unaudited) - continued
status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.

Notes to Financial Statements (unaudited) - continued
Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/29/20
Ordinary income (including any short-term capital gains)	$108,420,660
Long-term capital gains	1,018,276
Total distributions	$109,438,936
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/20
Cost of investments	$3,515,239,413
Gross appreciation	346,852,650
Gross depreciation	(93,464,737)
Net unrealized appreciation (depreciation)	$ 253,387,913
As of 2/29/20
Undistributed ordinary income	5,703,879
Undistributed long-term capital gain	6,801,717
Other temporary differences	(7,562,415)
Net unrealized appreciation (depreciation)	271,867,163
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/20	Year ended 2/29/20
Class A	$23,390,144	$41,919,683
Class C	7,869,655	16,289,000
Class I	21,559,598	42,120,098
Class R1	2,644	4,462
Class R2	28,948	90,558
Class R3	381,905	673,474
Class R4	148,643	314,444
Class R6	4,619,783	8,027,217
Total	$58,001,320	$109,438,936

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended August 31, 2020, this management fee reduction amounted to $200,605, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2020 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.79%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2022. For the six months ended August 31, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $38,149 for the six months ended August 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,793,562
Class C	0.75%	0.25%	1.00%	1.00%	3,208,502
Class R1	0.75%	0.25%	1.00%	1.00%	1,054
Class R2	0.25%	0.25%	0.50%	0.50%	4,927
Class R3	—	0.25%	0.25%	0.25%	29,335
Total Distribution and Service Fees					$5,037,380
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2020, this rebate amounted to $3,507 and $111 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2020, were as follows:
Amount
Class A	$26,638
Class C	32,027
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2020, the fee was $106,265, which equated to 0.0059% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,691,576.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2020 was equivalent to an annual effective rate of 0.0139% of the fund's average daily net assets.

Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations. The High Yield Pooled Portfolio does not pay distribution and/or service fees to MFD.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended August 31, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $1,567,291. The sales transactions resulted in net realized gains (losses) of $(614,102).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2020, this reimbursement amounted to $75,454, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2020, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,144,693,073	$1,205,240,368
Non-U.S. Government securities	937,465,003	1,141,510,412

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/20		Year ended 2/29/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,748,815	$179,730,676	33,397,250	$432,492,400
Class C	1,523,060	18,371,047	7,319,171	94,616,782
Class I	13,293,451	160,520,472	34,542,844	445,153,078
Class R1	2,206	26,668	4,621	59,749
Class R2	13,187	158,147	63,533	812,885
Class R3	146,085	1,770,286	550,318	7,045,771
Class R4	83,721	1,029,670	150,291	1,937,454
Class R6	2,703,071	32,728,421	6,103,973	78,908,162
	32,513,596	$394,335,387	82,132,001	$1,061,026,281
Shares issued to shareholders in reinvestment of distributions
Class A	1,836,954	$22,440,660	3,139,826	$40,502,983
Class C	567,770	6,938,411	1,099,094	14,146,037
Class I	1,424,893	17,374,481	2,594,358	33,466,978
Class R1	216	2,644	346	4,447
Class R2	2,126	25,885	4,968	63,932
Class R3	31,221	381,685	52,157	673,119
Class R4	12,183	148,643	24,369	313,901
Class R6	359,830	4,393,318	590,182	7,616,729
	4,235,193	$51,705,727	7,505,300	$96,788,126
Shares reacquired
Class A	(16,810,554)	$(200,488,742)	(23,252,210)	$(300,155,620)
Class C	(12,453,001)	(152,429,996)	(13,316,040)	(171,821,552)
Class I	(28,230,167)	(332,580,038)	(21,957,935)	(283,122,011)
Class R1	(1,128)	(13,420)	(3,964)	(50,844)
Class R2	(116,525)	(1,461,710)	(110,815)	(1,421,242)
Class R3	(144,492)	(1,753,356)	(257,504)	(3,331,048)
Class R4	(202,651)	(2,452,141)	(228,659)	(2,939,419)
Class R6	(3,282,349)	(39,490,496)	(3,270,446)	(42,168,115)
	(61,240,867)	$(730,669,899)	(62,397,573)	$(805,009,851)

Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/20		Year ended 2/29/20
	Shares	Amount	Shares	Amount
Net change
Class A	(224,785)	$1,682,594	13,284,866	$172,839,763
Class C	(10,362,171)	(127,120,538)	(4,897,775)	(63,058,733)
Class I	(13,511,823)	(154,685,085)	15,179,267	195,498,045
Class R1	1,294	15,892	1,003	13,352
Class R2	(101,212)	(1,277,678)	(42,314)	(544,425)
Class R3	32,814	398,615	344,971	4,387,842
Class R4	(106,747)	(1,273,828)	(53,999)	(688,064)
Class R6	(219,448)	(2,368,757)	3,423,709	44,356,776
	(24,492,078)	$(284,628,785)	27,239,728	$352,804,556
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2020, the fund’s commitment fee and interest expense were $10,078 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$666,403,930	$449,892,793	$87,357,455	$(7,824,597)	$35,347,714	$1,056,462,385
MFS Institutional Money Market Portfolio	209,437,828	646,021,996	636,241,253	30,498	(44,760)	219,204,309
	$875,841,758	$1,095,914,789	$723,598,708	$(7,794,099)	$35,302,954	$1,275,666,694

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$27,897,130	$—
MFS Institutional Money Market Portfolio	403,788	—
	$28,300,918	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
(9) Subsequent Event
On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020 any Class C shares that have an original purchase date of December 31, 2012 or earlier will automatically convert to Class A shares of the same fund. Please see the fund's prospectus for details.

Board Review of Investment Advisory Agreement
MFS Diversified Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by

Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
August 31, 2020
MFS®  Government
Securities Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
MFG-SEM

MFS® Government Securities Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings in early 2020 as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of U.S. states. However, a great deal of uncertainty remains. While policymakers and public health officials have learned a great deal about combating the virus, much remains unknown at a time when the risks are rising for a second wave of infection. Political uncertainty is heightened as well, as the pandemic has caused many jurisdictions in the United States to adopt mail-in voting for the first time, raising questions over whether ballots in the November elections will be counted as quickly as they have been in the past.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
October 19, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Mortgage-Backed Securities	56.0%
U.S. Treasury Securities	35.4%
Commercial Mortgage-Backed Securities	3.6%
Municipal Bonds	2.6%
Investment Grade Corporates	2.2%
U.S. Government Agencies	1.1%
Collateralized Debt Obligations	1.1%
Non-U.S. Government Bonds	0.2%
Asset-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	4.1%
AA	2.5%
A	2.3%
BBB	0.8%
U.S. Government	28.6%
Federal Agencies	57.1%
Not Rated	6.8%
Cash & Cash Equivalents	4.6%
Other	(6.8)%
Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	6.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
2

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of August 31, 2020.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period, March 1, 2020 through August 31, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.
The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/20	Ending Account Value 8/31/20	Expenses Paid During Period (p) 3/01/20-8/31/20
A	Actual	0.81%	$1,000.00	$1,027.48	$4.14
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
B	Actual	1.56%	$1,000.00	$1,022.71	$7.95
	Hypothetical (h)	1.56%	$1,000.00	$1,017.34	$7.93
C	Actual	1.56%	$1,000.00	$1,023.65	$7.96
	Hypothetical (h)	1.56%	$1,000.00	$1,017.34	$7.93
I	Actual	0.56%	$1,000.00	$1,027.78	$2.86
	Hypothetical (h)	0.56%	$1,000.00	$1,022.38	$2.85
R1	Actual	1.56%	$1,000.00	$1,022.71	$7.95
	Hypothetical (h)	1.56%	$1,000.00	$1,017.34	$7.93
R2	Actual	1.06%	$1,000.00	$1,025.24	$5.41
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
R3	Actual	0.81%	$1,000.00	$1,027.49	$4.14
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
R4	Actual	0.56%	$1,000.00	$1,028.75	$2.86
	Hypothetical (h)	0.56%	$1,000.00	$1,022.38	$2.85
R6	Actual	0.48%	$1,000.00	$1,029.21	$2.46
	Hypothetical (h)	0.48%	$1,000.00	$1,022.79	$2.45
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.78%, $3.99, and $3.97 for Class A, 1.53%, $7.80, and $7.78 for Class B, 1.53%, $7.80, and $7.78 for Class C, 0.53%, $2.71, and $2.70 for Class I, 1.53%, $7.80, and $7.78 for Class R1, 1.03%, $5.26, and $5.24 for Class R2, 0.78%, $3.99, and $3.97 for Class R3, 0.53%, $2.71, and $2.70 for Class R4, and 0.44%, $2.25, and $2.24 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.
5

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.2%
Asset-Backed & Securitized – 4.8%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 7% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	$8,185,458	$ 8,057,493
Benchmark Mortgage Trust 2020-B18, “A5”, 1.925%, 8/15/2053	5,074,627	5,217,179
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053	5,105,000	5,671,262
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,259,562	1,265,667
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	1,000,000	1,075,885
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	1,830,317	2,061,154
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.007%, 12/15/2072 (i)(n)	23,620,854	1,536,551
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	3,955,238	4,416,877
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,094,428
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,382,239
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,459,564
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,889,658
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	5,351,861	5,948,361
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,819,311
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.295% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	6,145,237	6,064,052
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	6,501,298
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	526,136	529,096
GS Mortgage Securities Trust, 2020-GC45, “A5”, 3.5%, 2/13/2053	3,429,659	3,783,476
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	5,409,775	5,299,069
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.305% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,592,892
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,650,987	1,859,217
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.031%, 12/15/2051 (i)	$25,026,606	$ 1,432,948
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 1.075% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	2,245,002	2,220,455
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.603% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,163,115	3,071,862
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.475% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	4,840,622	4,763,855
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	4,509,000	5,134,016
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	3,306,348	3,644,347
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	1,960,000	2,201,117
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 2.659%, 1/15/2052 (i)(n)	14,577,793	922,685
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	7,948,914	8,954,567
		$118,870,581
Automotive – 0.3%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$2,831,000	$ 2,931,243
Hyundai Capital America, 2.375%, 2/10/2023 (n)	1,899,000	1,949,123
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)	3,532,000	3,672,052
		$8,552,418
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$4,386,000	$ 4,712,381
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,464,000	$ 2,661,902
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$436,000	$ 430,731
Howard University, Washington D.C., 2.738%, 10/01/2022	458,000	465,466
Howard University, Washington D.C., 2.801%, 10/01/2023	505,000	518,017
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	556,000	567,834
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	688,000	704,733
		$2,686,781
Major Banks – 0.1%
UBS Group AG, 3.491%, 5/23/2023 (n)	$2,120,000	$ 2,223,590
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.7%
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	$7,884,000	$ 10,245,060
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	4,139,000	5,052,799
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,992,000	2,354,063
		$17,651,922
Mortgage-Backed – 55.8%
Fannie Mae, 4.5%, 11/01/2020 - 6/01/2044	$42,378,886	$ 47,304,498
Fannie Mae, 5%, 12/01/2020 - 3/01/2042	15,521,186	17,794,730
Fannie Mae, 6%, 2/01/2021 - 12/01/2037	3,210,929	3,732,831
Fannie Mae, 2.152%, 1/25/2023	2,822,841	2,883,300
Fannie Mae, 2.41%, 5/01/2023	1,404,649	1,461,392
Fannie Mae, 2.55%, 5/01/2023	1,208,736	1,261,876
Fannie Mae, 2.59%, 5/01/2023	769,534	804,210
Fannie Mae, 5.5%, 6/01/2023 - 4/01/2050	19,629,745	22,891,280
Fannie Mae, 3.78%, 10/01/2023	862,093	930,720
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	80,793,277	86,935,457
Fannie Mae, 3.59%, 9/01/2026	988,656	1,122,080
Fannie Mae, 2.28%, 11/01/2026	886,113	950,748
Fannie Mae, 2.67%, 12/25/2026	10,346,000	11,265,861
Fannie Mae, 3.147%, 3/25/2028	4,554,000	5,131,650
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	85,386,859	93,721,617
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	106,755,999	113,881,501
Fannie Mae, 2.5%, 11/01/2031 - 7/01/2050	24,967,893	26,416,946
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	3,107,502	325,850
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	1,401,521	1,625,335
Fannie Mae, 3%, 2/25/2033 (i)	2,596,153	282,713
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	4,996,190	5,137,181
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	12,728,097	12,986,764
Fannie Mae, 2.75%, 9/25/2042	3,485,933	3,665,882
Fannie Mae, TBA, 2%, 1/11/2028 - 10/01/2050	57,525,000	59,473,576
Fannie Mae, TBA, 2.5%, 9/01/2035 - 10/01/2050	115,365,000	121,231,314
Fannie Mae, TBA, 3%, 9/01/2035 - 9/01/2050	50,285,603	52,978,783
Fannie Mae, TBA, 3.5%, 9/01/2035 - 9/01/2050	17,604,066	18,577,804
Fannie Mae, TBA, 1.5%, 8/01/2050	4,750,000	4,861,978
Fannie Mae, TBA, 4%, 9/01/2050	9,175,000	9,778,901
Freddie Mac, 3.034%, 10/25/2020	887,821	888,322
Freddie Mac, 5.5%, 4/01/2021 - 9/01/2041	6,595,937	7,644,440
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	2,244,566	2,585,490
Freddie Mac, 5%, 12/01/2021 - 12/01/2044	15,546,650	17,934,240
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	6,750,020	7,504,376
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,907,891
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,904,768
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,591,388
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.06%, 7/25/2023	$871,000	$ 928,829
Freddie Mac, 3.531%, 7/25/2023	240,000	259,089
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,960,782
Freddie Mac, 1.022%, 4/25/2024 (i)	50,980,809	1,277,528
Freddie Mac, 0.733%, 7/25/2024 (i)	59,153,153	1,087,270
Freddie Mac, 3.303%, 7/25/2024	4,700,000	5,153,354
Freddie Mac, 3.064%, 8/25/2024	6,098,509	6,630,134
Freddie Mac, 2.67%, 12/25/2024	10,788,000	11,674,152
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,801,301
Freddie Mac, 3.329%, 5/25/2025	12,496,000	13,949,457
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	5,875,729	6,427,103
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,929,964
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	84,066,754	90,600,507
Freddie Mac, 3.3%, 10/25/2026	7,808,000	8,911,833
Freddie Mac, 3.413%, 12/25/2026	744,000	856,037
Freddie Mac, 1.482%, 3/25/2027 (i)	5,583,000	457,816
Freddie Mac, 3.117%, 6/25/2027	5,237,000	5,964,112
Freddie Mac, 0.427%, 7/25/2027 (i)	106,256,431	3,850,170
Freddie Mac, 0.564%, 8/25/2027 (i)	84,221,929	2,316,246
Freddie Mac, 3.187%, 9/25/2027	12,800,000	14,685,097
Freddie Mac, 0.434%, 1/25/2028 (i)	62,435,178	1,372,001
Freddie Mac, 1.902%, 1/25/2028 (i)	151,687,809	3,242,024
Freddie Mac, 0.269%, 2/25/2028 (i)	177,456,638	2,004,071
Freddie Mac, 3.65%, 2/25/2028	880,000	1,040,979
Freddie Mac, 2.5%, 3/15/2028 - 8/01/2040	1,652,759	1,747,801
Freddie Mac, 0.262%, 4/25/2028 (i)	113,912,714	1,201,665
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	80,596,533	87,156,826
Freddie Mac, 3.854%, 6/25/2028	5,050,000	6,056,822
Freddie Mac, 3.926%, 7/25/2028	4,501,000	5,431,863
Freddie Mac, 3.92%, 9/25/2028	750,000	908,829
Freddie Mac, 3.78%, 10/25/2028	3,984,625	4,779,786
Freddie Mac, 4.06%, 10/25/2028	1,931,000	2,354,287
Freddie Mac, 1.218%, 7/25/2029 (i)	19,397,231	1,644,076
Freddie Mac, 1.269%, 8/25/2029 (i)	33,988,049	3,014,009
Freddie Mac, 0.756%, 11/25/2029 (i)	47,887,389	2,507,053
Freddie Mac, 1.916%, 4/25/2030 (i)	8,759,774	1,356,232
Freddie Mac, 1.985%, 4/25/2030 (i)	20,077,463	3,219,891
Freddie Mac, 1.766%, 5/25/2030 (i)	12,033,779	1,744,041
Freddie Mac, 1.906%, 5/25/2030 (i)	26,880,424	4,171,084
Freddie Mac, 1.436%, 6/25/2030 (i)	11,124,134	1,312,983
Freddie Mac, 3.424%, 4/25/2032	10,050,000	11,885,916
Freddie Mac, 3.7%, 1/25/2033	1,725,000	2,070,034
Freddie Mac, 5.5%, 2/15/2036 (i)	669,326	131,023
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2%, 8/15/2036	$7,997,870	$ 8,121,447
Freddie Mac, 6.5%, 5/01/2037	222,428	254,888
Freddie Mac, 4.5%, 12/15/2040 (i)	286,940	27,461
Freddie Mac, 1.75%, 8/15/2041	2,456,888	2,516,745
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	2,551,000	2,722,158
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	2,877,049	3,338,918
Ginnie Mae, 4.5%, 7/20/2033 - 7/20/2049	9,514,270	10,627,672
Ginnie Mae, 5.708%, 8/20/2034	2,198,102	2,538,739
Ginnie Mae, 5.879%, 1/20/2039	2,954,388	3,451,799
Ginnie Mae, 4%, 5/16/2039 - 4/20/2050	16,259,209	17,444,228
Ginnie Mae, 3.5%, 10/20/2041 (i)	1,146,592	96,190
Ginnie Mae, 3.5%, 12/15/2041 - 5/20/2050	24,912,947	26,827,960
Ginnie Mae, 4%, 8/16/2042 (i)	1,238,608	175,732
Ginnie Mae, 3%, 2/20/2043 - 8/20/2050	65,218,661	68,850,039
Ginnie Mae, 2.25%, 9/20/2043	3,913,968	3,984,861
Ginnie Mae, 5.87%, 4/20/2058	39,388	45,892
Ginnie Mae, 1.262%, 2/16/2059 (i)	7,030,346	352,838
Ginnie Mae, TBA, 3%, 9/01/2050	7,275,000	7,660,348
Ginnie Mae, TBA, 3.5%, 9/01/2050	52,067,230	54,794,658
Ginnie Mae, TBA, 4%, 9/01/2050	27,925,000	29,741,216
Ginnie Mae, TBA, 2%, 10/01/2050	2,825,000	2,920,564
Ginnie Mae, TBA, 2.5%, 10/01/2050 - 7/15/2053	10,800,000	11,362,374
		$ 1,388,308,497
Municipals – 2.6%
California Department of Water Resources Rev. (Central Valley Project Water System), “BC”, 1.409%, 12/01/2029	$3,120,000	$ 3,139,157
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 1.838%, 12/01/2023 (w)	492,000	498,465
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024 (w)	985,000	1,001,962
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025 (w)	738,000	753,764
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.481%, 12/01/2026 (w)	1,723,000	1,765,403
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	3,990,000	4,137,829
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	3,760,000	4,262,449
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	14,792,000	14,417,466
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	3,280,000	4,335,438
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	4,045,000	4,099,203
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
State of California (Build America Bonds), 7.6%, 11/01/2040	$4,220,000	$ 7,709,222
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	3,260,000	3,274,051
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	8,105,000	8,247,162
University of Missouri Curators Facilities Rev, “A”, 2.012%, 11/01/2027	5,900,000	6,248,985
		$63,890,556
Other Banks & Diversified Financials – 0.2%
ING Groep N.V., 3.15%, 3/29/2022	$5,120,000	$ 5,326,294
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$ 4,284,842
Tobacco – 0.2%
B.A.T. Capital Corp., 2.764%, 8/15/2022	$4,264,000	$ 4,431,467
U.S. Government Agencies and Equivalents – 1.2%
AID Tunisia, 2.452%, 7/24/2021	$4,063,000	$ 4,065,363
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	6,713,053
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,103,427
Small Business Administration, 6.35%, 4/01/2021	13,897	14,021
Small Business Administration, 6.34%, 5/01/2021	27,634	27,981
Small Business Administration, 6.44%, 6/01/2021	20,333	20,679
Small Business Administration, 6.625%, 7/01/2021	23,012	23,389
Small Business Administration, 6.07%, 3/01/2022	43,063	43,809
Small Business Administration, 4.98%, 11/01/2023	76,946	80,752
Small Business Administration, 4.89%, 12/01/2023	223,978	234,964
Small Business Administration, 4.77%, 4/01/2024	220,585	230,391
Small Business Administration, 5.52%, 6/01/2024	115,619	122,551
Small Business Administration, 4.99%, 9/01/2024	223,074	233,654
Small Business Administration, 4.86%, 10/01/2024	114,185	119,789
Small Business Administration, 4.86%, 1/01/2025	261,253	276,058
Small Business Administration, 5.11%, 4/01/2025	176,048	185,979
Small Business Administration, 2.21%, 2/01/2033	1,439,757	1,496,622
Small Business Administration, 2.22%, 3/01/2033	2,588,995	2,690,596
Small Business Administration, 3.15%, 7/01/2033	2,155,826	2,314,420
Small Business Administration, 3.16%, 8/01/2033	802,599	862,421
Small Business Administration, 3.62%, 9/01/2033	902,258	995,878
Tennessee Valley Authority, 0.75%, 5/15/2025	3,827,000	3,887,143
		$28,742,940
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 28.5%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$ 1,705,495
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,755,312
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,350,944
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,245,859
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	3,194,519
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	18,816,533
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	13,172,685
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	35,842,577
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	120,281,787
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	34,637,249
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027	32,310,085	35,931,718
U.S. Treasury Notes, 3.125%, 5/15/2021	93,251,000	95,174,302
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	146,122,656
U.S. Treasury Notes, 2.875%, 7/31/2025	30,757,000	34,676,115
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	23,459,434
U.S. Treasury Notes, 2%, 11/15/2026	51,959,000	57,033,121
U.S. Treasury Notes, 2.75%, 2/15/2028	10,157,000	11,817,828
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	22,434,439
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	31,965,302
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	9,417,055
		$708,034,930
Utilities - Electric Power – 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,254,000	$ 5,435,603
Total Bonds (Identified Cost, $2,210,012,773)		$ 2,365,814,704
Investment Companies (h) – 19.7%
Money Market Funds – 19.7%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $490,539,433)	490,517,363	$ 490,517,362
Other Assets, Less Liabilities – (14.9)%		(369,786,034)
Net Assets – 100.0%		$ 2,486,546,032

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $490,517,362 and $2,365,814,704, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
12

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $59,718,573, representing 2.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
Derivative Contracts at 8/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	217	$38,130,969	December – 2020	$172,247
U.S. Treasury Note 10 yr	Short	USD	33	4,595,250	December – 2020	5,196
U.S. Treasury Note 2 yr	Long	USD	582	128,590,172	December – 2020	25,215
U.S. Treasury Note 5 yr	Long	USD	180	22,685,625	December – 2020	15,652
						$218,310
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	272	$60,086,500	December – 2020	$(405,118)
At August 31, 2020, the fund had liquid securities with an aggregate value of $2,442,985 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
13

Financial Statements
Statement of Assets and Liabilities
At 8/31/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,210,012,773)	$2,365,814,704
Investments in affiliated issuers, at value (identified cost, $490,539,433)	490,517,362
Receivables for
Net daily variation margin on open futures contracts	503,947
TBA sale commitments	12,247,214
Fund shares sold	4,681,033
Interest	7,358,068
Other assets	55,664
Total assets	$2,881,177,992
Liabilities
Payable to custodian	$212,460
Payables for
Distributions	369,175
Investments purchased	2,322,104
TBA purchase commitments	385,498,784
Fund shares reacquired	1,456,359
When-issued investments purchased	3,938,000
Payable to affiliates
Investment adviser	83,402
Administrative services fee	3,630
Shareholder servicing costs	592,456
Distribution and service fees	27,939
Payable for independent Trustees' compensation	6,768
Accrued expenses and other liabilities	120,883
Total liabilities	$394,631,960
Net assets	$2,486,546,032
Net assets consist of
Paid-in capital	$2,412,396,286
Total distributable earnings (loss)	74,149,746
Net assets	$2,486,546,032
Shares of beneficial interest outstanding	237,960,479
14

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$797,528,064	76,266,697	$10.46
Class B	6,334,487	606,570	10.44
Class C	22,690,435	2,166,751	10.47
Class I	180,227,595	17,260,541	10.44
Class R1	2,712,603	259,738	10.44
Class R2	75,902,157	7,267,165	10.44
Class R3	52,984,253	5,069,296	10.45
Class R4	75,361,121	7,207,883	10.46
Class R6	1,272,805,317	121,855,838	10.45

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.92 [100 / 95.75 x $10.46]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
15

Financial Statements
Statement of Operations
Six months ended 8/31/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$27,036,286
Dividends from affiliated issuers	705,826
Other	40,917
Total investment income	$27,783,029
Expenses
Management fee	$4,619,759
Distribution and service fees	1,385,095
Shareholder servicing costs	1,075,742
Administrative services fee	164,817
Independent Trustees' compensation	19,811
Custodian fee	66,613
Shareholder communications	68,145
Audit and tax fees	32,741
Legal fees	8,813
Miscellaneous	177,937
Total expenses	$7,619,473
Fees paid indirectly	(1,124)
Reduction of expenses by investment adviser and distributor	(166,582)
Net expenses	$7,451,767
Net investment income (loss)	$20,331,262
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$11,193,502
Affiliated issuers	4,020
Futures contracts	1,928,904
Foreign currency	(736)
Net realized gain (loss)	$13,125,690
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$29,263,347
Affiliated issuers	(51,633)
Futures contracts	(1,264,266)
Net unrealized gain (loss)	$27,947,448
Net realized and unrealized gain (loss)	$41,073,138
Change in net assets from operations	$61,404,400
See Notes to Financial Statements
16

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20
Change in net assets
From operations
Net investment income (loss)	$20,331,262	$44,459,517
Net realized gain (loss)	13,125,690	11,314,509
Net unrealized gain (loss)	27,947,448	136,009,849
Change in net assets from operations	$61,404,400	$191,783,875
Total distributions to shareholders	$(24,656,204)	$(47,400,326)
Change in net assets from fund share transactions	$196,041,307	$200,218,334
Total change in net assets	$232,789,503	$344,601,883
Net assets
At beginning of period	2,253,756,529	1,909,154,646
At end of period	$2,486,546,032	$2,253,756,529
See Notes to Financial Statements
17

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$10.28	$9.59	$9.55	$9.84	$10.17	$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.20	$0.20	$0.19(c)	$0.18
Net realized and unrealized gain (loss)	0.20	0.70	0.06	(0.26)	(0.29)	(0.01)
Total from investment operations	$0.28	$0.90	$0.26	$(0.06)	$(0.10)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.21)	$(0.22)	$(0.23)	$(0.23)	$(0.20)
Net asset value, end of period (x)	$10.46	$10.28	$9.59	$9.55	$9.84	$10.17
Total return (%) (r)(s)(t)(x)	2.75(n)	9.48	2.75	(0.61)	(0.97)(c)	1.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83(a)	0.85	0.86	0.87	0.88(c)	0.88
Expenses after expense reductions (f)	0.81(a)	0.84	0.84	0.85	0.86(c)	0.87
Net investment income (loss)	1.57(a)	1.98	2.12	2.06	1.93(c)	1.74
Portfolio turnover	130(n)	113	56	20	48	88
Net assets at end of period (000 omitted)	$797,528	$702,063	$596,678	$625,457	$685,256	$719,585
See Notes to Financial Statements
18

Financial Highlights – continued
Class B	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$10.27	$9.58	$9.54	$9.82	$10.16	$10.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.12	$0.13	$0.13	$0.12(c)	$0.10
Net realized and unrealized gain (loss)	0.19	0.71	0.06	(0.25)	(0.30)	(0.01)
Total from investment operations	$0.23	$0.83	$0.19	$(0.12)	$(0.18)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.14)	$(0.15)	$(0.16)	$(0.16)	$(0.12)
Net asset value, end of period (x)	$10.44	$10.27	$9.58	$9.54	$9.82	$10.16
Total return (%) (r)(s)(t)(x)	2.27(n)	8.68	1.99	(1.26)	(1.82)(c)	0.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58(a)	1.60	1.61	1.62	1.63(c)	1.63
Expenses after expense reductions (f)	1.56(a)	1.59	1.60	1.61	1.62(c)	1.62
Net investment income (loss)	0.84(a)	1.23	1.37	1.31	1.18(c)	0.99
Portfolio turnover	130(n)	113	56	20	48	88
Net assets at end of period (000 omitted)	$6,334	$7,711	$8,811	$12,968	$18,013	$22,289

Class C	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$10.29	$9.60	$9.57	$9.85	$10.19	$10.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.12	$0.13	$0.13	$0.12(c)	$0.10
Net realized and unrealized gain (loss)	0.20	0.71	0.05	(0.25)	(0.30)	(0.01)
Total from investment operations	$0.24	$0.83	$0.18	$(0.12)	$(0.18)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.14)	$(0.15)	$(0.16)	$(0.16)	$(0.12)
Net asset value, end of period (x)	$10.47	$10.29	$9.60	$9.57	$9.85	$10.19
Total return (%) (r)(s)(t)(x)	2.37(n)	8.66	1.88	(1.25)	(1.81)(c)	0.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58(a)	1.60	1.61	1.62	1.63(c)	1.63
Expenses after expense reductions (f)	1.56(a)	1.59	1.60	1.61	1.62(c)	1.62
Net investment income (loss)	0.83(a)	1.23	1.37	1.30	1.17(c)	0.98
Portfolio turnover	130(n)	113	56	20	48	88
Net assets at end of period (000 omitted)	$22,690	$20,084	$19,919	$29,766	$41,824	$49,104
See Notes to Financial Statements
19

Financial Highlights – continued
Class I	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$10.27	$9.58	$9.55	$9.83	$10.16	$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.22	$0.22	$0.22	$0.22(c)	$0.20
Net realized and unrealized gain (loss)	0.19	0.70	0.05	(0.24)	(0.29)	(0.02)
Total from investment operations	$0.28	$0.92	$0.27	$(0.02)	$(0.07)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.23)	$(0.24)	$(0.26)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$10.44	$10.27	$9.58	$9.55	$9.83	$10.16
Total return (%) (r)(s)(t)(x)	2.78(n)	9.76	2.90	(0.26)	(0.73)(c)	1.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57(a)	0.60	0.61	0.62	0.63(c)	0.63
Expenses after expense reductions (f)	0.56(a)	0.59	0.60	0.61	0.62(c)	0.62
Net investment income (loss)	1.80(a)	2.20	2.36	2.29	2.17(c)	1.98
Portfolio turnover	130(n)	113	56	20	48	88
Net assets at end of period (000 omitted)	$180,228	$96,407	$43,627	$39,572	$43,439	$42,563

Class R1	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$10.27	$9.58	$9.54	$9.83	$10.16	$10.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.12	$0.13	$0.13	$0.12(c)	$0.10
Net realized and unrealized gain (loss)	0.19	0.71	0.06	(0.26)	(0.29)	(0.01)
Total from investment operations	$0.23	$0.83	$0.19	$(0.13)	$(0.17)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.14)	$(0.15)	$(0.16)	$(0.16)	$(0.12)
Net asset value, end of period (x)	$10.44	$10.27	$9.58	$9.54	$9.83	$10.16
Total return (%) (r)(s)(t)(x)	2.27(n)	8.68	1.99	(1.36)	(1.72)(c)	0.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57(a)	1.60	1.61	1.62	1.63(c)	1.63
Expenses after expense reductions (f)	1.56(a)	1.59	1.60	1.61	1.62(c)	1.62
Net investment income (loss)	0.82(a)	1.23	1.37	1.31	1.18(c)	0.99
Portfolio turnover	130(n)	113	56	20	48	88
Net assets at end of period (000 omitted)	$2,713	$2,158	$2,125	$2,237	$3,265	$4,671
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$10.27	$9.58	$9.54	$9.83	$10.16	$10.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.17	$0.18	$0.18	$0.17(c)	$0.15
Net realized and unrealized gain (loss)	0.19	0.71	0.06	(0.26)	(0.29)	(0.01)
Total from investment operations	$0.26	$0.88	$0.24	$(0.08)	$(0.12)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.20)	$(0.21)	$(0.21)	$(0.17)
Net asset value, end of period (x)	$10.44	$10.27	$9.58	$9.54	$9.83	$10.16
Total return (%) (r)(s)(t)(x)	2.52(n)	9.22	2.50	(0.86)	(1.22)(c)	1.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08(a)	1.10	1.11	1.12	1.13(c)	1.13
Expenses after expense reductions (f)	1.06(a)	1.09	1.10	1.11	1.12(c)	1.12
Net investment income (loss)	1.33(a)	1.73	1.87	1.80	1.68(c)	1.49
Portfolio turnover	130(n)	113	56	20	48	88
Net assets at end of period (000 omitted)	$75,902	$78,519	$86,431	$98,060	$111,123	$122,117

Class R3	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$10.27	$9.58	$9.55	$9.83	$10.17	$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.20	$0.20	$0.19(c)	$0.18
Net realized and unrealized gain (loss)	0.20	0.70	0.05	(0.25)	(0.30)	(0.01)
Total from investment operations	$0.28	$0.90	$0.25	$(0.05)	$(0.11)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.21)	$(0.22)	$(0.23)	$(0.23)	$(0.20)
Net asset value, end of period (x)	$10.45	$10.27	$9.58	$9.55	$9.83	$10.17
Total return (%) (r)(s)(t)(x)	2.75(n)	9.49	2.65	(0.51)	(1.07)(c)	1.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83(a)	0.85	0.86	0.87	0.88(c)	0.88
Expenses after expense reductions (f)	0.81(a)	0.84	0.85	0.86	0.87(c)	0.87
Net investment income (loss)	1.57(a)	1.99	2.12	2.05	1.93(c)	1.74
Portfolio turnover	130(n)	113	56	20	48	88
Net assets at end of period (000 omitted)	$52,984	$52,773	$66,977	$79,274	$88,434	$109,531
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$10.28	$9.59	$9.55	$9.84	$10.17	$10.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.22	$0.22	$0.23	$0.22(c)	$0.20
Net realized and unrealized gain (loss)	0.19	0.71	0.06	(0.26)	(0.29)	(0.02)
Total from investment operations	$0.29	$0.93	$0.28	$(0.03)	$(0.07)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.24)	$(0.24)	$(0.26)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$10.46	$10.28	$9.59	$9.55	$9.84	$10.17
Total return (%) (r)(s)(t)(x)	2.87(n)	9.75	3.01	(0.36)	(0.72)(c)	1.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.60	0.61	0.62	0.63(c)	0.63
Expenses after expense reductions (f)	0.56(a)	0.59	0.60	0.61	0.62(c)	0.62
Net investment income (loss)	1.82(a)	2.22	2.36	2.30	2.18(c)	1.99
Portfolio turnover	130(n)	113	56	20	48	88
Net assets at end of period (000 omitted)	$75,361	$73,230	$58,677	$64,691	$64,371	$86,552

Class R6	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$10.27	$9.58	$9.54	$9.83	$10.16	$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.23	$0.24	$0.24	$0.23(c)	$0.21
Net realized and unrealized gain (loss)	0.20	0.71	0.05	(0.26)	(0.29)	(0.01)
Total from investment operations	$0.30	$0.94	$0.29	$(0.02)	$(0.06)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.25)	$(0.27)	$(0.27)	$(0.24)
Net asset value, end of period (x)	$10.45	$10.27	$9.58	$9.54	$9.83	$10.16
Total return (%) (r)(s)(t)(x)	2.92(n)	9.87	3.13	(0.25)	(0.61)(c)	1.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49(a)	0.50	0.50	0.50	0.51(c)	0.52
Expenses after expense reductions (f)	0.48(a)	0.49	0.49	0.50	0.50(c)	0.51
Net investment income (loss)	1.90(a)	2.33	2.48	2.42	2.30(c)	2.10
Portfolio turnover	130(n)	113	56	20	48	88
Net assets at end of period (000 omitted)	$1,272,805	$1,220,812	$1,025,911	$1,066,416	$1,038,818	$1,020,504

See Notes to Financial Statements
22

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates
24

Notes to Financial Statements (unaudited) - continued
market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes
25

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$736,777,870	$—	$736,777,870
Non - U.S. Sovereign Debt	—	4,284,842	—	4,284,842
Municipal Bonds	—	63,890,556	—	63,890,556
U.S. Corporate Bonds	—	27,880,971	—	27,880,971
Residential Mortgage-Backed Securities	—	1,388,308,497	—	1,388,308,497
Commercial Mortgage-Backed Securities	—	90,592,729	—	90,592,729
Asset-Backed Securities (including CDOs)	—	28,277,852	—	28,277,852
Foreign Bonds	—	25,801,387	—	25,801,387
Mutual Funds	490,517,362	—	—	490,517,362
Total	$490,517,362	$2,365,814,704	$—	$2,856,332,066
Other Financial Instruments
Futures Contracts – Assets	$218,310	$—	$—	$218,310
Futures Contracts – Liabilities	(405,118)	—	—	(405,118)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
26

Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2020 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$218,310	$(405,118)
(a)	Values presented in this table for futures contracts correspond to the values reported in the fund's Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund's Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$1,928,904
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(1,264,266)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA
27

Notes to Financial Statements (unaudited) - continued
Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,
28

Notes to Financial Statements (unaudited) - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and
29

Notes to Financial Statements (unaudited) - continued
repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell debt securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.
30

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/29/20
Ordinary income (including any short-term capital gains)	$47,400,326
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/20
Cost of investments	$2,702,758,966
Gross appreciation	154,642,745
Gross depreciation	(1,069,645)
Net unrealized appreciation (depreciation)	$ 153,573,100
As of 2/29/20
Undistributed ordinary income	11,131,657
Capital loss carryforwards	(83,758,882)
Other temporary differences	(4,265,840)
Net unrealized appreciation (depreciation)	114,294,615
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
31

Notes to Financial Statements (unaudited) - continued
As of February 29, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(9,210,199)
Long-Term	(74,548,683)
Total	$(83,758,882)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/20	Year ended 2/29/20
Class A	$7,417,480	$13,430,397
Class B	43,450	115,690
Class C	150,387	256,980
Class I	1,912,759	1,758,609
Class R1	14,708	29,374
Class R2	650,952	1,552,169
Class R3	504,176	1,247,577
Class R4	808,908	1,559,306
Class R6	13,153,384	27,450,224
Total	$24,656,204	$47,400,326
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from March 1, 2020 through July 31, 2020, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.40%
In excess of $2.5 billion	0.35%
32

Notes to Financial Statements (unaudited) - continued
Effective August 1, 2020, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2020, this management fee reduction amounted to $130,114, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2020 was equivalent to an annual effective rate of 0.38% of the fund’s average daily net assets.
Effective August 1, 2020, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.80%	1.55%	1.55%	0.55%	1.55%	1.05%	0.80%	0.55%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2022. For the period from August 1, 2020 through August 31, 2020, this reduction amounted to $13,720 which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,199 for the six months ended August 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
33

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$ 955,452
Class B	0.75%	0.25%	1.00%	1.00%	35,943
Class C	0.75%	0.25%	1.00%	1.00%	124,859
Class R1	0.75%	0.25%	1.00%	1.00%	12,326
Class R2	0.25%	0.25%	0.50%	0.50%	191,676
Class R3	—	0.25%	0.25%	0.25%	64,839
Total Distribution and Service Fees					$1,385,095
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2020, this rebate amounted to $22,490, $118, $81, and $59 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2020, were as follows:
Amount
Class A	$23,767
Class B	11,238
Class C	968
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2020, the fee was $147,206, which equated to 0.0126% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $568,969.
34

Notes to Financial Statements (unaudited) - continued
Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds' transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended August 31, 2020, these costs for the fund amounted to $359,567 and are included in “Shareholder servicing costs” in the Statement of Operations.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2020 was equivalent to an annual effective rate of 0.0141% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $749 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended August 31, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $6,768 at August 31, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended August 31, 2020, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$3,052,206,425	$2,867,686,015
Non-U.S. Government securities	55,716,787	42,019,719
35

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/20		Year ended 2/29/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	22,826,948	$237,351,502	23,620,490	$234,901,565
Class B	122,467	1,268,845	119,635	1,177,419
Class C	1,225,863	12,714,377	717,259	7,190,415
Class I	15,131,210	156,654,283	7,035,929	69,480,096
Class R1	144,537	1,495,503	33,222	328,839
Class R2	2,032,624	21,124,749	1,514,385	14,941,636
Class R3	1,261,317	13,113,099	1,328,934	13,205,417
Class R4	2,597,827	27,018,538	2,273,802	22,586,528
Class R6	26,972,978	280,931,619	15,575,965	154,541,934
	72,315,771	$751,672,515	52,219,621	$518,353,849
Shares issued to shareholders in reinvestment of distributions
Class A	564,061	$5,897,946	1,012,662	$10,101,806
Class B	4,077	42,551	11,350	112,944
Class C	13,566	142,012	23,790	237,493
Class I	163,984	1,712,176	156,519	1,562,237
Class R1	1,408	14,701	2,924	29,103
Class R2	60,677	633,469	149,438	1,487,459
Class R3	48,253	504,163	125,298	1,246,856
Class R4	37,918	396,377	68,000	678,314
Class R6	1,232,397	12,869,500	2,720,662	27,108,987
	2,126,341	$22,212,895	4,270,643	$42,565,199
Shares reacquired
Class A	(15,425,582)	$(160,646,333)	(18,568,841)	$(184,163,819)
Class B	(271,152)	(2,816,500)	(299,947)	(2,967,755)
Class C	(1,023,654)	(10,671,664)	(864,481)	(8,561,490)
Class I	(7,425,665)	(77,269,867)	(2,356,596)	(23,412,280)
Class R1	(96,392)	(997,316)	(47,870)	(474,591)
Class R2	(2,474,402)	(25,549,866)	(3,041,490)	(30,056,403)
Class R3	(1,376,836)	(14,228,478)	(3,307,121)	(32,785,029)
Class R4	(2,553,506)	(26,403,631)	(1,337,484)	(13,301,320)
Class R6	(25,247,728)	(259,260,448)	(6,518,640)	(64,978,027)
	(55,894,917)	$(577,844,103)	(36,342,470)	$(360,700,714)
36

Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/20		Year ended 2/29/20
	Shares	Amount	Shares	Amount
Net change
Class A	7,965,427	$82,603,115	6,064,311	$60,839,552
Class B	(144,608)	(1,505,104)	(168,962)	(1,677,392)
Class C	215,775	2,184,725	(123,432)	(1,133,582)
Class I	7,869,529	81,096,592	4,835,852	47,630,053
Class R1	49,553	512,888	(11,724)	(116,649)
Class R2	(381,101)	(3,791,648)	(1,377,667)	(13,627,308)
Class R3	(67,266)	(611,216)	(1,852,889)	(18,332,756)
Class R4	82,239	1,011,284	1,004,318	9,963,522
Class R6	2,957,647	34,540,671	11,777,987	116,672,894
	18,547,195	$196,041,307	20,147,794	$200,218,334
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 23%, 14%, 3%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2020, the fund’s commitment fee and interest expense were $5,528 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
37

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$288,309,000	$513,750,113	$311,494,138	$4,020	$(51,633)	$490,517,362

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$705,826	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
(9) Subsequent Event
On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020 any Class C shares that have an original purchase date of December 31, 2012 or earlier will automatically convert to Class A shares of the same fund. Please see the fund's prospectus for details.
38

Board Review of Investment Advisory Agreement
MFS Government Securities Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
39

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate
40

Board Review of Investment Advisory Agreement - continued
and total expense ratio were each higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to implement an expense limitation for the Fund effective August 1, 2020, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $2.5 billion. They also noted that MFS has agreed to implement additional contractual breakpoints that reduce its advisory fee rate on the Fund’s average daily net assets over $1 billion and $5 billion, and reduce the current advisory fee rate on the Fund’s average daily net assets over $2.5 billion, effective August 1, 2020. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees
41

Board Review of Investment Advisory Agreement - continued
also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.
42

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
43

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
44

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
August 31, 2020
MFS®  New Discovery
Value Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
NDV-SEM

MFS® New Discovery Value Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings in early 2020 as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of U.S. states. However, a great deal of uncertainty remains. While policymakers and public health officials have learned a great deal about combating the virus, much remains unknown at a time when the risks are rising for a second wave of infection. Political uncertainty is heightened as well, as the pandemic has caused many jurisdictions in the United States to adopt mail-in voting for the first time, raising questions over whether ballots in the November elections will be counted as quickly as they have been in the past.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
October 19, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
KBR, Inc.	2.1%
Graphic Packaging Holding Co.	1.9%
Quanta Services, Inc.	1.8%
Berry Global Group, Inc.	1.5%
Plexus Corp.	1.5%
LKQ Corp.	1.5%
UMB Financial Corp.	1.5%
Element Solutions, Inc.	1.5%
Schneider National, Inc.	1.4%
PAE, Inc.	1.4%
GICS equity sectors (g)
Financials	22.3%
Industrials	18.8%
Consumer Discretionary	12.7%
Real Estate	9.1%
Information Technology	8.9%
Materials	8.9%
Utilities	5.6%
Energy	4.3%
Health Care	3.7%
Consumer Staples	3.6%
Communication Services	1.0%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of August 31, 2020.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period, March 1, 2020 through August 31, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/20	Ending Account Value 8/31/20	Expenses Paid During Period (p) 3/01/20-8/31/20
A	Actual	1.23%	$1,000.00	$980.41	$6.14
	Hypothetical (h)	1.23%	$1,000.00	$1,019.00	$6.26
B	Actual	1.98%	$1,000.00	$977.25	$9.87
	Hypothetical (h)	1.98%	$1,000.00	$1,015.22	$10.06
C	Actual	1.98%	$1,000.00	$977.14	$9.87
	Hypothetical (h)	1.98%	$1,000.00	$1,015.22	$10.06
I	Actual	0.98%	$1,000.00	$981.75	$4.90
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R1	Actual	1.98%	$1,000.00	$976.53	$9.86
	Hypothetical (h)	1.98%	$1,000.00	$1,015.22	$10.06
R2	Actual	1.48%	$1,000.00	$979.59	$7.38
	Hypothetical (h)	1.48%	$1,000.00	$1,017.74	$7.53
R3	Actual	1.23%	$1,000.00	$980.49	$6.14
	Hypothetical (h)	1.23%	$1,000.00	$1,019.00	$6.26
R4	Actual	0.98%	$1,000.00	$981.79	$4.90
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R6	Actual	0.87%	$1,000.00	$981.95	$4.35
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 2.0%
CACI International, Inc., “A” (a)	65,863	$ 15,424,456
PAE, Inc. (a)	4,598,289	40,625,883
		$56,050,339
Apparel Manufacturers – 1.8%
PVH Corp.	504,740	$ 28,144,302
Skechers USA, Inc., “A” (a)	726,009	21,671,369
		$49,815,671
Automotive – 3.2%
LKQ Corp. (a)	1,301,541	$ 41,310,911
Methode Electronics, Inc.	739,064	20,922,902
Stoneridge, Inc. (a)	543,441	10,977,508
Visteon Corp. (a)	240,129	18,112,931
		$91,324,252
Business Services – 1.3%
BrightView Holdings, Inc. (a)	1,127,201	$ 13,842,028
Stamps.com, Inc. (a)	42,559	10,611,661
WNS (Holdings) Ltd., ADR (a)	193,657	12,849,142
		$37,302,831
Chemicals – 1.4%
Element Solutions, Inc. (a)	3,829,978	$ 41,172,263
Computer Software – 1.3%
8x8, Inc. (a)	1,558,239	$ 26,303,074
ACI Worldwide, Inc. (a)	357,470	10,502,469
		$36,805,543
Computer Software - Systems – 3.3%
KBR, Inc.	2,385,598	$ 59,616,094
Verint Systems, Inc. (a)	737,007	35,052,053
		$94,668,147
Construction – 1.9%
GMS, Inc. (a)	763,023	$ 20,212,479
Toll Brothers, Inc.	807,079	34,074,876
		$54,287,355
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.1%
Energizer Holdings, Inc.	389,318	$ 18,021,530
Newell Brands, Inc.	1,224,262	19,563,707
Prestige Brands Holdings, Inc. (a)	625,447	22,785,034
		$60,370,271
Consumer Services – 1.6%
Grand Canyon Education, Inc. (a)	341,550	$ 32,119,362
Regis Corp. (a)	1,628,017	12,031,046
		$44,150,408
Containers – 5.4%
Berry Global Group, Inc. (a)	844,155	$ 43,507,749
Graphic Packaging Holding Co.	3,943,780	55,134,044
Owens Corning	448,405	30,330,114
Silgan Holdings, Inc.	657,528	25,025,516
		$153,997,423
Electrical Equipment – 3.5%
HD Supply Holdings, Inc. (a)	626,023	$ 24,828,072
Littlefuse, Inc.	91,361	16,521,723
TriMas Corp. (a)	1,177,012	29,754,864
WESCO International, Inc. (a)	612,952	28,716,801
		$99,821,460
Electronics – 2.0%
nLIGHT, Inc. (a)	661,506	$ 15,452,780
Plexus Corp. (a)	552,089	41,997,410
		$57,450,190
Energy - Independent – 2.4%
Magnolia Oil & Gas Corp., “A” (a)	3,375,496	$ 21,738,194
Parsley Energy, Inc., “A”	2,299,159	24,715,960
WPX Energy, Inc. (a)	3,773,409	20,980,154
		$67,434,308
Engineering - Construction – 2.5%
Construction Partners, Inc., “A” (a)	949,360	$ 17,743,538
Quanta Services, Inc.	1,013,736	51,953,970
		$69,697,508
Entertainment – 1.6%
IMAX Corp. (a)	1,848,595	$ 28,412,905
Six Flags Entertainment Corp.	839,605	18,244,617
		$46,657,522
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.9%
Hostess Brands, Inc. (a)	2,217,170	$ 28,468,463
Nomad Foods Ltd. (a)	1,370,423	33,794,631
Sanderson Farms, Inc.	180,059	21,059,701
		$83,322,795
Gaming & Lodging – 0.8%
Wyndham Hotels & Resorts, Inc.	433,133	$ 22,678,844
Insurance – 3.2%
CNO Financial Group, Inc.	1,759,028	$ 28,672,156
Everest Re Group Ltd.	76,376	16,808,830
Hanover Insurance Group, Inc.	208,877	21,407,804
Third Point Reinsurance Ltd. (a)	2,919,101	24,987,505
		$91,876,295
Leisure & Toys – 0.9%
Brunswick Corp.	293,240	$ 18,148,623
Funko, Inc., “A” (a)(l)	1,094,915	6,394,304
		$24,542,927
Machinery & Tools – 4.1%
AGCO Corp.	319,308	$ 22,702,799
Enerpac Tool Group Corp.	836,933	17,408,206
ITT, Inc.	208,748	13,111,462
Kennametal, Inc.	972,917	28,234,051
Regal Beloit Corp.	355,252	35,120,213
		$116,576,731
Major Banks – 1.3%
TCF Financial Corp.	1,344,624	$ 36,143,493
Medical & Health Technology & Services – 2.5%
HMS Holdings Corp. (a)	621,249	$ 17,326,635
PRA Health Sciences, Inc. (a)	182,788	19,541,865
Premier, Inc., “A”	1,004,146	32,885,781
		$69,754,281
Medical Equipment – 0.5%
Envista Holdings Corp. (a)	562,589	$ 13,496,510
Natural Gas - Distribution – 2.4%
New Jersey Resources Corp.	1,136,545	$ 34,255,466
South Jersey Industries, Inc.	1,559,079	34,533,600
		$68,789,066
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.0%
Plains GP Holdings LP	3,869,685	$ 28,287,397
Oil Services – 1.1%
ChampionX Corp. (a)	1,082,386	$ 11,083,633
Frank's International N.V. (a)	6,231,499	14,394,763
NOW, Inc. (a)	633,646	4,606,606
		$30,085,002
Other Banks & Diversified Financials – 18.7%
Air Lease Corp.	509,115	$ 15,823,294
APi Group, Inc. (a)	1,052,539	14,882,901
Bank of Hawaii Corp.	461,511	25,401,565
Brookline Bancorp, Inc.	2,403,309	23,071,766
Cathay General Bancorp, Inc.	1,378,308	34,030,425
Cullen/Frost Bankers, Inc.	387,570	26,920,612
East West Bancorp, Inc.	855,718	31,473,308
Element Fleet Management Corp.	3,591,699	29,546,464
Encore Capital Group, Inc. (a)	880,921	40,469,511
First Hawaiian, Inc.	1,790,073	29,589,907
Hanmi Financial Corp.	1,511,229	14,402,012
Lakeland Financial Corp.	672,662	30,733,927
Prosperity Bancshares, Inc.	521,684	28,442,212
Sandy Spring Bancorp, Inc.	464,333	11,106,845
Signature Bank	237,820	23,075,675
SLM Corp.	3,064,137	23,410,007
Textainer Group Holdings Ltd. (a)	1,980,925	23,256,060
UMB Financial Corp.	767,621	41,236,600
Umpqua Holdings Corp.	3,505,951	39,547,127
Wintrust Financial Corp.	594,854	25,888,046
		$532,308,264
Pollution Control – 0.9%
U.S. Ecology, Inc.	700,651	$ 26,015,172
Real Estate – 10.0%
Brixmor Property Group, Inc., REIT	1,932,389	$ 22,802,190
Corporate Office Properties Trust, REIT	1,551,060	38,218,118
Empire State Realty Trust, REIT, “A”	2,716,750	17,115,525
Industrial Logistics Properties Trust, REIT	1,827,687	39,423,209
Lexington Realty Trust, REIT	2,383,913	27,105,091
Life Storage, Inc., REIT	265,182	27,958,138
Office Properties Income Trust, REIT	1,165,419	27,783,589
Spirit Realty Capital, Inc., REIT	291,856	10,363,807
STAG Industrial, Inc., REIT	836,082	27,005,449
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Two Harbors Investment Corp., REIT	5,150,399	$ 28,069,674
Urban Edge Properties, REIT	1,884,447	19,899,760
		$285,744,550
Specialty Chemicals – 4.4%
Axalta Coating Systems Ltd. (a)	893,740	$ 21,315,699
Compass Minerals International, Inc.	562,364	32,015,383
Ferro Corp. (a)	2,809,000	35,028,230
Ferroglobe PLC (a)	2,840,355	1,392,058
Univar Solutions, Inc. (a)	1,914,364	34,822,281
		$124,573,651
Specialty Stores – 2.3%
Urban Outfitters, Inc. (a)	1,708,193	$ 40,210,863
Zumiez, Inc. (a)	1,021,415	26,229,937
		$66,440,800
Trucking – 1.4%
Schneider National, Inc.	1,508,929	$ 40,831,619
Utilities - Electric Power – 3.2%
ALLETE, Inc.	250,121	$ 13,496,529
Black Hills Corp.	710,196	39,827,792
Portland General Electric Co.	999,934	38,147,482
		$91,471,803
Total Common Stocks (Identified Cost, $2,797,967,229)		$2,813,944,691
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $18,053,248)	18,053,498	$ 18,053,498
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.1% (j) (Identified Cost, $33,500)	33,500	$ 33,500
Other Assets, Less Liabilities – 0.5%		13,066,626
Net Assets – 100.0%		$2,845,098,315

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,053,498 and $2,813,978,191, respectively.
9

Portfolio of Investments (unaudited) – continued
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 8/31/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $2,642,314 of securities on loan (identified cost, $2,798,000,729)	$2,813,978,191
Investments in affiliated issuers, at value (identified cost, $18,053,248)	18,053,498
Receivables for
Investments sold	17,577,043
Fund shares sold	3,353,014
Interest and dividends	3,849,877
Other assets	68,595
Total assets	$2,856,880,218
Liabilities
Payables for
Investments purchased	$7,183,104
Fund shares reacquired	3,644,032
Collateral for securities loaned, at value (c)	33,500
Payable to affiliates
Investment adviser	257,845
Administrative services fee	4,215
Shareholder servicing costs	434,607
Distribution and service fees	13,989
Accrued expenses and other liabilities	210,611
Total liabilities	$11,781,903
Net assets	$2,845,098,315
Net assets consist of
Paid-in capital	$3,013,110,895
Total distributable earnings (loss)	(168,012,580)
Net assets	$2,845,098,315
Shares of beneficial interest outstanding	209,168,626

(c)	Non-cash collateral is not included.
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$267,219,862	19,777,622	$13.51
Class B	5,234,728	407,840	12.84
Class C	32,175,208	2,520,185	12.77
Class I	1,023,268,309	75,188,894	13.61
Class R1	1,498,328	116,704	12.84
Class R2	3,856,866	287,502	13.42
Class R3	75,024,854	5,540,546	13.54
Class R4	81,962,654	6,014,314	13.63
Class R6	1,354,857,506	99,315,019	13.64

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.33 [100 / 94.25 x $13.51]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 8/31/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$26,474,307
Other	156,499
Dividends from affiliated issuers	94,148
Income on securities loaned	7,027
Foreign taxes withheld	(42,166)
Total investment income	$26,689,815
Expenses
Management fee	$11,120,701
Distribution and service fees	621,773
Shareholder servicing costs	830,571
Administrative services fee	187,174
Independent Trustees' compensation	20,032
Custodian fee	69,660
Shareholder communications	127,111
Audit and tax fees	29,043
Legal fees	12,586
Miscellaneous	135,690
Total expenses	$13,154,341
Reduction of expenses by investment adviser and distributor	(148,899)
Net expenses	$13,005,442
Net investment income (loss)	$13,684,373
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(170,106,007)
Affiliated issuers	(5,616)
Foreign currency	(28,500)
Net realized gain (loss)	$(170,140,123)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$105,507,908
Affiliated issuers	(4,326)
Translation of assets and liabilities in foreign currencies	6,906
Net unrealized gain (loss)	$105,510,488
Net realized and unrealized gain (loss)	$(64,629,635)
Change in net assets from operations	$(50,945,262)
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20
Change in net assets
From operations
Net investment income (loss)	$13,684,373	$26,578,500
Net realized gain (loss)	(170,140,123)	155,061,486
Net unrealized gain (loss)	105,510,488	(242,139,416)
Change in net assets from operations	$(50,945,262)	$(60,499,430)
Total distributions to shareholders	$(67,363,256)	$(160,253,589)
Change in net assets from fund share transactions	$(1,189,291)	$841,315,919
Total change in net assets	$(119,497,809)	$620,562,900
Net assets
At beginning of period	2,964,596,124	2,344,033,224
At end of period	$2,845,098,315	$2,964,596,124
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$14.12	$15.16	$14.92	$14.99	$11.40	$12.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.05	$0.02	$0.03(c)	$0.05
Net realized and unrealized gain (loss)	(0.34)	(0.38)	1.21	0.72	4.18	(1.26)
Total from investment operations	$(0.29)	$(0.28)	$1.26	$0.74	$4.21	$(1.21)
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.04)	$(0.00)(w)	$(0.06)	$(0.05)
From net realized gain	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)	(0.32)
Total distributions declared to shareholders	$(0.32)	$(0.76)	$(1.02)	$(0.81)	$(0.62)	$(0.37)
Net asset value, end of period (x)	$13.51	$14.12	$15.16	$14.92	$14.99	$11.40
Total return (%) (r)(s)(t)(x)	(1.96)(n)	(2.41)	8.90	4.98	37.22(c)	(9.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24(a)	1.23	1.29	1.33	1.43(c)	1.55
Expenses after expense reductions (f)	1.23(a)	1.22	1.28	1.32	1.39(c)	1.39
Net investment income (loss)	0.77(a)(l)	0.64	0.31	0.12	0.22(c)	0.38
Portfolio turnover	27(n)	44	57	60	60	60
Net assets at end of period (000 omitted)	$267,220	$331,255	$318,067	$250,525	$189,746	$52,645
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$13.48	$14.52	$14.40	$14.60	$11.16	$12.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.02)	$(0.07)	$(0.09)	$(0.07)(c)	$(0.05)
Net realized and unrealized gain (loss)	(0.32)	(0.36)	1.17	0.70	4.08	(1.23)
Total from investment operations	$(0.32)	$(0.38)	$1.10	$0.61	$4.01	$(1.28)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.01)	$—
From net realized gain	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)	(0.32)
Total distributions declared to shareholders	$(0.32)	$(0.66)	$(0.98)	$(0.81)	$(0.57)	$(0.32)
Net asset value, end of period (x)	$12.84	$13.48	$14.52	$14.40	$14.60	$11.16
Total return (%) (r)(s)(t)(x)	(2.27)(n)	(3.11)	8.05	4.21	36.17(c)	(10.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99(a)	1.98	2.04	2.08	2.18(c)	2.28
Expenses after expense reductions (f)	1.98(a)	1.97	2.03	2.07	2.14(c)	2.14
Net investment income (loss)	0.03(a)(l)	(0.12)	(0.48)	(0.63)	(0.54)(c)	(0.38)
Portfolio turnover	27(n)	44	57	60	60	60
Net assets at end of period (000 omitted)	$5,235	$6,207	$7,198	$6,329	$5,872	$1,545
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$13.41	$14.45	$14.33	$14.54	$11.11	$12.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.02)	$(0.08)	$(0.09)	$(0.06)(c)	$(0.04)
Net realized and unrealized gain (loss)	(0.32)	(0.36)	1.18	0.69	4.05	(1.23)
Total from investment operations	$(0.32)	$(0.38)	$1.10	$0.60	$3.99	$(1.27)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.03)
From net realized gain	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)	(0.32)
Total distributions declared to shareholders	$(0.32)	$(0.66)	$(0.98)	$(0.81)	$(0.56)	$(0.35)
Net asset value, end of period (x)	$12.77	$13.41	$14.45	$14.33	$14.54	$11.11
Total return (%) (r)(s)(t)(x)	(2.29)(n)	(3.12)	8.09	4.15	36.17(c)	(10.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99(a)	1.98	2.04	2.08	2.18(c)	2.30
Expenses after expense reductions (f)	1.98(a)	1.97	2.03	2.07	2.14(c)	2.14
Net investment income (loss)	0.03(a)(l)	(0.11)	(0.56)	(0.64)	(0.46)(c)	(0.37)
Portfolio turnover	27(n)	44	57	60	60	60
Net assets at end of period (000 omitted)	$32,175	$38,477	$41,046	$52,616	$63,140	$35,227
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$14.21	$15.25	$15.00	$15.06	$11.44	$13.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.12	$0.06	$0.06(c)	$0.08
Net realized and unrealized gain (loss)	(0.34)	(0.39)	1.19	0.73	4.20	(1.26)
Total from investment operations	$(0.27)	$(0.25)	$1.31	$0.79	$4.26	$(1.18)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.13)	$(0.08)	$(0.04)	$(0.08)	$(0.07)
From net realized gain	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)	(0.32)
Total distributions declared to shareholders	$(0.33)	$(0.79)	$(1.06)	$(0.85)	$(0.64)	$(0.39)
Net asset value, end of period (x)	$13.61	$14.21	$15.25	$15.00	$15.06	$11.44
Total return (%) (r)(s)(t)(x)	(1.82)(n)	(2.17)	9.19	5.26	37.54(c)	(9.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99(a)	0.98	1.04	1.08	1.18(c)	1.29
Expenses after expense reductions (f)	0.98(a)	0.97	1.03	1.07	1.14(c)	1.14
Net investment income (loss)	1.03(a)(l)	0.89	0.77	0.37	0.42(c)	0.62
Portfolio turnover	27(n)	44	57	60	60	60
Net assets at end of period (000 omitted)	$1,023,268	$1,119,891	$917,167	$351,939	$242,154	$31,278
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$13.49	$14.53	$14.41	$14.61	$11.16	$12.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.02)	$(0.06)	$(0.09)	$(0.06)(c)	$(0.05)
Net realized and unrealized gain (loss)	(0.33)	(0.36)	1.16	0.70	4.07	(1.23)
Total from investment operations	$(0.33)	$(0.38)	$1.10	$0.61	$4.01	$(1.28)
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$—	$—	$—	$—
From net realized gain	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)	(0.32)
Total distributions declared to shareholders	$(0.32)	$(0.66)	$(0.98)	$(0.81)	$(0.56)	$(0.32)
Net asset value, end of period (x)	$12.84	$13.49	$14.53	$14.41	$14.61	$11.16
Total return (%) (r)(s)(t)(x)	(2.35)(n)	(3.08)	8.04	4.20	36.19(c)	(10.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99(a)	1.98	2.04	2.08	2.18(c)	2.28
Expenses after expense reductions (f)	1.98(a)	1.97	2.03	2.07	2.14(c)	2.14
Net investment income (loss)	0.02(a)(l)	(0.11)	(0.42)	(0.64)	(0.45)(c)	(0.37)
Portfolio turnover	27(n)	44	57	60	60	60
Net assets at end of period (000 omitted)	$1,498	$1,453	$1,581	$1,228	$210	$200
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$14.04	$15.09	$14.87	$14.97	$11.40	$12.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.06	$0.02	$(0.02)	$(0.00)(c)(w)	$0.02
Net realized and unrealized gain (loss)	(0.33)	(0.38)	1.19	0.73	4.17	(1.25)
Total from investment operations	$(0.30)	$(0.32)	$1.21	$0.71	$4.17	$(1.23)
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.01)	$—	$(0.04)	$(0.01)
From net realized gain	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)	(0.32)
Total distributions declared to shareholders	$(0.32)	$(0.73)	$(0.99)	$(0.81)	$(0.60)	$(0.33)
Net asset value, end of period (x)	$13.42	$14.04	$15.09	$14.87	$14.97	$11.40
Total return (%) (r)(s)(t)(x)	(2.04)(n)	(2.64)	8.59	4.78	36.81(c)	(9.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49(a)	1.47	1.54	1.58	1.68(c)	1.78
Expenses after expense reductions (f)	1.48(a)	1.47	1.53	1.57	1.64(c)	1.64
Net investment income (loss)	0.52(a)(l)	0.40	0.16	(0.13)	(0.02)(c)	0.14
Portfolio turnover	27(n)	44	57	60	60	60
Net assets at end of period (000 omitted)	$3,857	$5,054	$3,719	$2,349	$1,216	$528
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$14.15	$15.20	$14.96	$15.03	$11.43	$13.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.06	$0.02	$0.01(c)	$0.04
Net realized and unrealized gain (loss)	(0.34)	(0.38)	1.20	0.73	4.20	(1.24)
Total from investment operations	$(0.29)	$(0.28)	$1.26	$0.75	$4.21	$(1.20)
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$(0.11)	$(0.04)	$(0.01)	$(0.05)	$(0.05)
From net realized gain	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)	(0.32)
Total distributions declared to shareholders	$(0.32)	$(0.77)	$(1.02)	$(0.82)	$(0.61)	$(0.37)
Net asset value, end of period (x)	$13.54	$14.15	$15.20	$14.96	$15.03	$11.43
Total return (%) (r)(s)(t)(x)	(1.95)(n)	(2.41)	8.88	5.04	37.11(c)	(9.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24(a)	1.22	1.29	1.33	1.46(c)	1.55
Expenses after expense reductions (f)	1.23(a)	1.21	1.28	1.32	1.39(c)	1.39
Net investment income (loss)	0.77(a)(l)	0.64	0.40	0.11	0.08(c)	0.36
Portfolio turnover	27(n)	44	57	60	60	60
Net assets at end of period (000 omitted)	$75,025	$76,069	$45,355	$26,095	$14,208	$2,095
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$14.23	$15.27	$15.02	$15.08	$11.46	$13.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.10	$0.06	$0.06(c)	$0.08
Net realized and unrealized gain (loss)	(0.34)	(0.38)	1.21	0.73	4.20	(1.26)
Total from investment operations	$(0.27)	$(0.24)	$1.31	$0.79	$4.26	$(1.18)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.14)	$(0.08)	$(0.04)	$(0.08)	$(0.07)
From net realized gain	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)	(0.32)
Total distributions declared to shareholders	$(0.33)	$(0.80)	$(1.06)	$(0.85)	$(0.64)	$(0.39)
Net asset value, end of period (x)	$13.63	$14.23	$15.27	$15.02	$15.08	$11.46
Total return (%) (r)(s)(t)(x)	(1.82)(n)	(2.16)	9.19	5.28	37.46(c)	(9.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99(a)	0.98	1.03	1.08	1.20(c)	1.29
Expenses after expense reductions (f)	0.98(a)	0.97	1.03	1.07	1.14(c)	1.14
Net investment income (loss)	1.02(a)(l)	0.89	0.66	0.36	0.45(c)	0.65
Portfolio turnover	27(n)	44	57	60	60	60
Net assets at end of period (000 omitted)	$81,963	$82,613	$71,765	$5,469	$2,440	$584
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	8/31/20 (unaudited)	2/29/20	2/28/19	2/28/18	2/28/17	2/29/16
Net asset value, beginning of period	$14.24	$15.27	$15.02	$15.08	$11.45	$13.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.16	$0.12	$0.07	$0.10(c)	$0.09
Net realized and unrealized gain (loss)	(0.34)	(0.38)	1.20	0.73	4.18	(1.26)
Total from investment operations	$(0.27)	$(0.22)	$1.32	$0.80	$4.28	$(1.17)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.15)	$(0.09)	$(0.05)	$(0.09)	$(0.08)
From net realized gain	(0.32)	(0.66)	(0.98)	(0.81)	(0.56)	(0.32)
Total distributions declared to shareholders	$(0.33)	$(0.81)	$(1.07)	$(0.86)	$(0.65)	$(0.40)
Net asset value, end of period (x)	$13.64	$14.24	$15.27	$15.02	$15.08	$11.45
Total return (%) (r)(s)(t)(x)	(1.80)(n)	(2.02)	9.28	5.36	37.68(c)	(9.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88(a)	0.87	0.92	0.97	1.07(c)	1.21
Expenses after expense reductions (f)	0.87(a)	0.86	0.92	0.96	1.02(c)	1.06
Net investment income (loss)	1.13(a)(l)	0.99	0.78	0.47	0.73(c)	0.71
Portfolio turnover	27(n)	44	57	60	60	60
Net assets at end of period (000 omitted)	$1,354,858	$1,303,575	$938,134	$599,845	$346,955	$290,204

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there
24

Notes to Financial Statements (unaudited) - continued
were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires
25

Notes to Financial Statements (unaudited) - continued
judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,813,944,691	$—	$—	$2,813,944,691
Mutual Funds	18,086,998	—	—	18,086,998
Total	$2,832,031,689	$—	$—	$2,832,031,689
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $2,642,314. The fair value of the fund's investment securities on loan and a related liability of $33,500 for cash collateral received on securities loaned are both presented gross in the Statement of
26

Notes to Financial Statements (unaudited) - continued
Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $2,730,466 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
27

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/29/20
Ordinary income (including any short-term capital gains)	$77,824,337
Long-term capital gains	82,429,252
Total distributions	$160,253,589
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/20
Cost of investments	$2,841,182,619
Gross appreciation	330,637,573
Gross depreciation	(339,788,503)
Net unrealized appreciation (depreciation)	$ (9,150,930)
As of 2/29/20
Undistributed ordinary income	34,240,596
Undistributed long-term capital gain	30,716,611
Other temporary differences	(6,757)
Net unrealized appreciation (depreciation)	(114,654,512)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares
28

Notes to Financial Statements (unaudited) - continued
approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/20	Year ended 2/29/20
Class A	$6,297,483	$17,789,262
Class B	130,336	312,488
Class C	807,766	1,955,625
Class I	24,173,641	64,354,722
Class R1	35,695	78,725
Class R2	98,960	238,639
Class R3	1,755,065	3,767,906
Class R4	1,948,117	4,388,677
Class R6	32,116,193	67,367,545
Total	$67,363,256	$160,253,589
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended August 31, 2020, this management fee reduction amounted to $148,454, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2020 was equivalent to an annual effective rate of 0.82% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.10%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2022. For the six months ended August 31, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
29

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,560 for the six months ended August 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 333,858
Class B	0.75%	0.25%	1.00%	1.00%	25,587
Class C	0.75%	0.25%	1.00%	1.00%	158,013
Class R1	0.75%	0.25%	1.00%	1.00%	6,637
Class R2	0.25%	0.25%	0.50%	0.50%	10,486
Class R3	—	0.25%	0.25%	0.25%	87,192
Total Distribution and Service Fees					$621,773
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2020, this rebate amounted to $441 and $4 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2020, were as follows:
Amount
Class A	$5,259
Class B	4,336
Class C	1,284
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as
30

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2020, the fee was $46,171, which equated to 0.0035% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $784,400.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2020 was equivalent to an annual effective rate of 0.0140% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended August 31, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $12,787.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2020, this reimbursement amounted to $156,499, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2020, purchases and sales of investments, other than short-term obligations, aggregated $725,751,554 and $804,962,446, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/20		Year ended 2/29/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,414,194	$16,780,235	5,577,550	$85,389,314
Class B	617	7,070	19,644	285,826
Class C	120,492	1,377,401	673,942	9,832,448
Class I	17,140,140	208,347,796	42,394,685	655,167,836
Class R1	10,280	123,404	28,079	417,124
Class R2	37,315	440,941	174,890	2,687,367
Class R3	885,845	10,764,526	3,286,074	50,752,337
Class R4	889,556	11,035,272	2,243,740	35,281,576
Class R6	20,769,951	247,677,119	42,619,200	664,114,955
	41,268,390	$496,553,764	97,017,804	$1,503,928,783
Shares issued to shareholders in reinvestment of distributions
Class A	486,139	$6,285,772	1,103,400	$17,758,007
Class B	10,527	129,382	20,102	308,444
Class C	66,035	806,943	127,231	1,942,050
Class I	1,807,969	23,539,760	3,854,882	62,379,748
Class R1	2,904	35,695	5,122	78,702
Class R2	7,707	98,960	14,690	235,686
Class R3	135,422	1,755,065	233,236	3,767,906
Class R4	149,395	1,948,117	270,594	4,388,677
Class R6	2,195,048	28,645,381	3,598,415	58,497,411
	4,861,146	$63,245,075	9,227,672	$149,356,631
Shares reacquired
Class A	(5,576,488)	$(66,171,653)	(4,209,324)	$(65,745,289)
Class B	(63,637)	(738,740)	(74,998)	(1,108,951)
Class C	(534,605)	(6,222,615)	(772,969)	(11,432,414)
Class I	(22,551,464)	(274,411,080)	(27,611,658)	(436,075,428)
Class R1	(4,199)	(45,165)	(34,254)	(518,052)
Class R2	(117,445)	(1,473,803)	(76,108)	(1,185,224)
Class R3	(854,978)	(10,640,884)	(1,129,204)	(17,867,271)
Class R4	(829,262)	(10,388,724)	(1,410,009)	(22,315,100)
Class R6	(15,186,719)	(190,895,466)	(16,105,740)	(255,721,766)
	(45,718,797)	$(560,988,130)	(51,424,264)	$(811,969,495)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/20		Year ended 2/29/20
	Shares	Amount	Shares	Amount
Net change
Class A	(3,676,155)	$(43,105,646)	2,471,626	$37,402,032
Class B	(52,493)	(602,288)	(35,252)	(514,681)
Class C	(348,078)	(4,038,271)	28,204	342,084
Class I	(3,603,355)	(42,523,524)	18,637,909	281,472,156
Class R1	8,985	113,934	(1,053)	(22,226)
Class R2	(72,423)	(933,902)	113,472	1,737,829
Class R3	166,289	1,878,707	2,390,106	36,652,972
Class R4	209,689	2,594,665	1,104,325	17,355,153
Class R6	7,778,280	85,427,034	30,111,875	466,890,600
	410,739	$(1,189,291)	54,821,212	$841,315,919
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Effective at the close of business on August 14, 2019, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2020, the fund’s commitment fee and interest expense were $7,848 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
33

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,250,670	$428,845,556	$435,032,786	$(5,616)	$(4,326)	$18,053,498

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$94,148	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
(9) Subsequent Event
On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020 any Class C shares that have an original purchase date of December 31, 2012 or earlier will automatically convert to Class A shares of the same fund. Please see the fund's prospectus for details.
34

Board Review of Investment Advisory Agreement
MFS New Discovery Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
35

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the five-, three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by
36

Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
37

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.
38

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
39

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
40

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.  Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 19, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 19, 2020

*	Print name and title of each signing officer under his or her signature.